UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6440

Fidelity Aberdeen Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2005 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

1.811311.105

AFF5-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 36.6%
	Shares	Value
Commodity Funds - 1.0%
Fidelity Series Commodity Strategy Fund	170,342	$ 1,883,982
Domestic Equity Funds - 35.6%
Fidelity Advisor Equity Growth Fund Institutional Class	150,239	6,984,609
Fidelity Advisor Equity Income Fund Institutional Class	353,267	7,436,273
Fidelity Advisor Growth & Income Fund Institutional Class	722,987	10,924,341
Fidelity Advisor Large Cap Fund Institutional Class	618,728	9,862,527
Fidelity Advisor Small Cap Fund Institutional Class	138,431	3,181,135
Fidelity Series 100 Index Fund	764,776	6,064,672
Fidelity Series All-Sector Equity Fund	1,165,556	13,788,533
Fidelity Series Large Cap Value Fund	563,163	6,436,955
Fidelity Series Small Cap Opportunities Fund	424,222	3,474,377
TOTAL DOMESTIC EQUITY FUNDS		68,153,422
TOTAL DOMESTIC EQUITY FUNDS (Cost $71,854,102)		70,037,404
International Equity Funds - 8.3%

Developed International Equity Funds - 7.4%
Fidelity Advisor Diversified International Fund Institutional Class	445,642	6,697,998
Fidelity Advisor Overseas Fund Institutional Class	403,127	6,679,811
Fidelity Series International Growth Fund	33,095	322,676
Fidelity Series International Small Cap Fund	5,697	56,803
Fidelity Series International Value Fund	33,174	322,122
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		14,079,410

	Shares	Value
Emerging Markets Equity Funds - 0.9%
Fidelity Series Emerging Markets Fund	101,993	$ 1,669,621
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,840,735)		15,749,031
Bond Funds - 37.7%

High Yield Bond Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,139,545	9,800,086
Inflation-Protected Bond Funds - 2.1%
Fidelity Series Inflation-Protected Bond Index Fund	386,173	3,935,105
Investment Grade Bond Funds - 30.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,288,900	10,942,761
Fidelity Advisor Total Bond Fund Institutional Class	661,786	6,922,282
Fidelity Series Investment Grade Bond Fund	3,592,618	40,560,657
TOTAL INVESTMENT GRADE BOND FUNDS		58,425,700
TOTAL BOND FUNDS (Cost $71,878,038)		72,160,891
Short-Term Funds - 17.4%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	1,838,221	16,654,279
Fidelity Institutional Money Market Portfolio Institutional Class	16,632,064	16,632,064
TOTAL SHORT-TERM FUNDS (Cost $33,420,541)		33,286,343
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $195,993,416)		$ 191,233,669
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $200,114,883. Net unrealized depreciation aggregated $8,881,214, of which $7,306,974 related to appreciated investment securities and $16,188,188 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2010 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

1.811320.105

AFF10-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 39.4%
	Shares	Value
Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund	802,019	$ 8,870,330
Domestic Equity Funds - 38.3%
Fidelity Advisor Equity Growth Fund Institutional Class	680,866	31,653,452
Fidelity Advisor Equity Income Fund Institutional Class	1,646,130	34,651,037
Fidelity Advisor Growth & Income Fund Institutional Class	3,242,372	48,992,245
Fidelity Advisor Large Cap Fund Institutional Class	2,831,149	45,128,514
Fidelity Advisor Small Cap Fund Institutional Class	618,514	14,213,456
Fidelity Series 100 Index Fund	3,353,049	26,589,678
Fidelity Series All-Sector Equity Fund	5,251,210	62,121,811
Fidelity Series Large Cap Value Fund	2,482,524	28,375,246
Fidelity Series Small Cap Opportunities Fund	1,898,735	15,550,637
TOTAL DOMESTIC EQUITY FUNDS		307,276,076
TOTAL DOMESTIC EQUITY FUNDS (Cost $325,749,152)		316,146,406
International Equity Funds - 10.6%

Developed International Equity Funds - 9.5%
Fidelity Advisor Diversified International Fund Institutional Class	2,414,856	36,295,283
Fidelity Advisor Overseas Fund Institutional Class	2,190,693	36,299,782
Fidelity Series International Growth Fund	174,845	1,704,741
Fidelity Series International Small Cap Fund	40,718	405,956
Fidelity Series International Value Fund	175,273	1,701,902
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		76,407,664

	Shares	Value
Emerging Markets Equity Funds - 1.1%
Fidelity Series Emerging Markets Fund	526,381	$ 8,616,862
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $100,866,658)		85,024,526
Bond Funds - 40.1%

High Yield Bond Funds - 5.1%
Fidelity Advisor High Income Advantage Fund Institutional Class	4,812,156	41,384,541
Inflation-Protected Bond Funds - 2.1%
Fidelity Series Inflation-Protected Bond Index Fund	1,643,939	16,751,740
Investment Grade Bond Funds - 32.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,846,523	49,636,977
Fidelity Advisor Total Bond Fund Institutional Class	3,057,660	31,983,122
Fidelity Series Investment Grade Bond Fund	16,153,581	182,373,933
TOTAL INVESTMENT GRADE BOND FUNDS		263,994,032
TOTAL BOND FUNDS (Cost $322,907,038)		322,130,313
Short-Term Funds - 9.9%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,410,105	39,955,555
Fidelity Institutional Money Market Portfolio Institutional Class	39,881,409	39,881,409
TOTAL SHORT-TERM FUNDS (Cost $80,702,026)		79,836,964
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $830,224,874)		$ 803,138,209
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $836,360,228. Net unrealized depreciation aggregated $33,222,019, of which $33,933,393 related to appreciated investment securities and $67,155,412 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2015 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

1.811321.105

AFF15-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 40.9%
	Shares	Value
Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund	1,246,527	$ 13,786,586
Domestic Equity Funds - 39.8%
Fidelity Advisor Equity Growth Fund Institutional Class	1,059,613	49,261,420
Fidelity Advisor Equity Income Fund Institutional Class	2,556,041	53,804,656
Fidelity Advisor Growth & Income Fund Institutional Class	5,051,353	76,325,939
Fidelity Advisor Large Cap Fund Institutional Class	4,400,697	70,147,111
Fidelity Advisor Small Cap Fund Institutional Class	967,937	22,243,187
Fidelity Series 100 Index Fund	5,254,079	41,664,844
Fidelity Series All-Sector Equity Fund	8,128,231	96,156,968
Fidelity Series Large Cap Value Fund	3,894,336	44,512,260
Fidelity Series Small Cap Opportunities Fund	2,958,090	24,226,757
TOTAL DOMESTIC EQUITY FUNDS		478,343,142
TOTAL DOMESTIC EQUITY FUNDS (Cost $514,695,070)		492,129,728
International Equity Funds - 11.1%

Developed International Equity Funds - 9.9%
Fidelity Advisor Diversified International Fund Institutional Class	3,772,048	56,693,877
Fidelity Advisor Overseas Fund Institutional Class	3,414,621	56,580,272
Fidelity Series International Growth Fund	271,475	2,646,878
Fidelity Series International Small Cap Fund	60,399	602,177
Fidelity Series International Value Fund	272,136	2,642,442
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		119,165,646

	Shares	Value
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund	843,176	$ 13,802,788
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $155,466,188)		132,968,434
Bond Funds - 39.4%

High Yield Bond Funds - 5.3%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,462,582	64,178,207
Inflation-Protected Bond Funds - 1.9%
Fidelity Series Inflation-Protected Bond Index Fund	2,215,920	22,580,226
Investment Grade Bond Funds - 32.2%
Fidelity Advisor Strategic Real Return Fund Institutional Class	8,578,835	72,834,309
Fidelity Advisor Total Bond Fund Institutional Class	4,385,361	45,870,872
Fidelity Series Investment Grade Bond Fund	23,736,259	267,982,367
TOTAL INVESTMENT GRADE BOND FUNDS		386,687,548
TOTAL BOND FUNDS (Cost $472,008,490)		473,445,981
Short-Term Funds - 8.6%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	5,691,476	51,564,771
Fidelity Institutional Money Market Portfolio Institutional Class	51,441,882	51,441,882
TOTAL SHORT-TERM FUNDS (Cost $103,593,541)		103,006,653
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,245,763,289)		$ 1,201,550,796
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $1,253,230,835. Net unrealized depreciation aggregated $51,680,039, of which $55,303,965 related to appreciated investment securities and $106,984,004 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2020 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

1.811328.105

AFF20-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 49.9%
	Shares	Value
Commodity Funds - 1.4%
Fidelity Series Commodity Strategy Fund	2,386,271	$ 26,392,152
Domestic Equity Funds - 48.5%
Fidelity Advisor Equity Growth Fund Institutional Class	2,102,787	97,758,588
Fidelity Advisor Equity Income Fund Institutional Class	5,189,178	109,232,201
Fidelity Advisor Growth & Income Fund Institutional Class	10,002,371	151,135,832
Fidelity Advisor Large Cap Fund Institutional Class	8,758,492	139,610,366
Fidelity Advisor Small Cap Fund Institutional Class	1,907,192	43,827,269
Fidelity Series 100 Index Fund	10,376,826	82,288,229
Fidelity Series All-Sector Equity Fund	16,064,516	190,043,219
Fidelity Series Large Cap Value Fund	7,735,451	88,416,208
Fidelity Series Small Cap Opportunities Fund	5,869,920	48,074,641
TOTAL DOMESTIC EQUITY FUNDS		950,386,553
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,003,389,420)		976,778,705
International Equity Funds - 13.5%

Developed International Equity Funds - 12.1%
Fidelity Advisor Diversified International Fund Institutional Class	7,483,593	112,478,397
Fidelity Advisor Overseas Fund Institutional Class	6,765,159	112,098,688
Fidelity Series International Growth Fund	544,312	5,307,046
Fidelity Series International Small Cap Fund	118,344	1,179,889
Fidelity Series International Value Fund	545,637	5,298,135
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		236,362,155

	Shares	Value
Emerging Markets Equity Funds - 1.4%
Fidelity Series Emerging Markets Fund	1,665,314	$ 27,261,190
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $302,975,003)		263,623,345
Bond Funds - 34.4%

High Yield Bond Funds - 7.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	16,384,802	140,909,294
Inflation-Protected Bond Funds - 1.3%
Fidelity Series Inflation-Protected Bond Index Fund	2,491,842	25,391,866
Investment Grade Bond Funds - 25.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	11,171,306	94,844,390
Fidelity Advisor Total Bond Fund Institutional Class	5,768,181	60,335,169
Fidelity Series Investment Grade Bond Fund	31,195,991	352,202,733
TOTAL INVESTMENT GRADE BOND FUNDS		507,382,292
TOTAL BOND FUNDS (Cost $673,581,790)		673,683,452
Short-Term Funds - 2.2%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	2,413,039	21,862,131
Fidelity Institutional Money Market Portfolio Institutional Class	21,717,989	21,717,989
TOTAL SHORT-TERM FUNDS (Cost $43,601,188)		43,580,120
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,023,547,401)		$ 1,957,665,622
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $2,037,010,318. Net unrealized depreciation aggregated $79,344,696, of which $107,206,219 related to appreciated investment securities and $186,550,915 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2025 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

1.811335.105

AFF25-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 55.4%
	Shares	Value
Commodity Funds - 1.5%
Fidelity Series Commodity Strategy Fund	1,787,844	$ 19,773,551
Domestic Equity Funds - 53.9%
Fidelity Advisor Equity Growth Fund Institutional Class	1,584,868	73,680,509
Fidelity Advisor Equity Income Fund Institutional Class	3,936,950	82,872,806
Fidelity Advisor Growth & Income Fund Institutional Class	7,531,881	113,806,718
Fidelity Advisor Large Cap Fund Institutional Class	6,579,681	104,880,114
Fidelity Advisor Small Cap Fund Institutional Class	1,437,770	33,039,948
Fidelity Series 100 Index Fund	7,821,793	62,026,821
Fidelity Series All-Sector Equity Fund	12,064,215	142,719,661
Fidelity Series Large Cap Value Fund	5,804,493	66,345,355
Fidelity Series Small Cap Opportunities Fund	4,418,080	36,184,077
TOTAL DOMESTIC EQUITY FUNDS		715,556,009
TOTAL DOMESTIC EQUITY FUNDS (Cost $755,584,544)		735,329,560
International Equity Funds - 14.9%

Developed International Equity Funds - 13.4%
Fidelity Advisor Diversified International Fund Institutional Class	5,608,752	84,299,541
Fidelity Advisor Overseas Fund Institutional Class	5,072,068	84,044,164
Fidelity Series International Growth Fund	408,499	3,982,867
Fidelity Series International Small Cap Fund	93,271	929,911
Fidelity Series International Value Fund	409,493	3,976,179
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		177,232,662
Emerging Markets Equity Funds - 1.5%
Fidelity Series Emerging Markets Fund	1,247,840	20,427,148
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $225,513,900)		197,659,810
Bond Funds - 29.7%
	Shares	Value
High Yield Bond Funds - 7.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	11,881,376	$ 102,179,834
Inflation-Protected Bond Funds - 0.7%
Fidelity Series Inflation-Protected Bond Index Fund	942,527	9,604,347
Investment Grade Bond Funds - 21.3%
Fidelity Advisor Strategic Real Return Fund Institutional Class	6,256,631	53,118,797
Fidelity Advisor Total Bond Fund Institutional Class	3,213,534	33,613,563
Fidelity Series Investment Grade Bond Fund	17,423,332	196,709,414
TOTAL INVESTMENT GRADE BOND FUNDS		283,441,774
TOTAL BOND FUNDS (Cost $393,541,234)		395,225,955
Short-Term Funds - 0.0%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	323	2,926
Fidelity Institutional Money Market Portfolio Institutional Class	2,903	2,903
TOTAL SHORT-TERM FUNDS (Cost $5,834)		5,829
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,374,645,512)		$ 1,328,221,154
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $1,383,077,048. Net unrealized depreciation aggregated $54,855,894, of which $87,608,987 related to appreciated investment securities and $142,464,881 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2030 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

1.811336.105

AFF30-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 60.9%
	Shares	Value
Commodity Funds - 1.6%
Fidelity Series Commodity Strategy Fund	2,257,498	$ 24,967,930
Domestic Equity Funds - 59.3%
Fidelity Advisor Equity Growth Fund Institutional Class	2,030,923	94,417,613
Fidelity Advisor Equity Income Fund Institutional Class	5,068,942	106,701,230
Fidelity Advisor Growth & Income Fund Institutional Class	9,666,951	146,067,635
Fidelity Advisor Large Cap Fund Institutional Class	8,469,443	135,002,923
Fidelity Advisor Small Cap Fund Institutional Class	1,844,455	42,385,587
Fidelity Series 100 Index Fund	9,997,159	79,277,470
Fidelity Series All-Sector Equity Fund	15,528,759	183,705,213
Fidelity Series Large Cap Value Fund	7,486,697	85,572,947
Fidelity Series Small Cap Opportunities Fund	5,683,742	46,549,850
TOTAL DOMESTIC EQUITY FUNDS		919,680,468
TOTAL DOMESTIC EQUITY FUNDS (Cost $974,033,716)		944,648,398
International Equity Funds - 16.4%

Developed International Equity Funds - 14.7%
Fidelity Advisor Diversified International Fund Institutional Class	7,192,466	108,102,767
Fidelity Advisor Overseas Fund Institutional Class	6,496,534	107,647,570
Fidelity Series International Growth Fund	526,158	5,130,045

	Shares	Value
Fidelity Series International Small Cap Fund	124,803	$ 1,244,284
Fidelity Series International Value Fund	527,437	5,121,413
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		227,246,079
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund	1,616,016	26,454,175
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $290,992,549)		253,700,254
Bond Funds - 22.7%

High Yield Bond Funds - 7.7%
Fidelity Advisor High Income Advantage Fund Institutional Class	13,811,605	118,779,799
Inflation-Protected Bond Funds - 0.1%
Fidelity Series Inflation-Protected Bond Index Fund	141,029	1,437,090
Investment Grade Bond Funds - 14.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	5,104,160	43,334,323
Fidelity Advisor Total Bond Fund Institutional Class	2,629,419	27,503,719
Fidelity Series Investment Grade Bond Fund	14,231,954	160,678,761
TOTAL INVESTMENT GRADE BOND FUNDS		231,516,803
TOTAL BOND FUNDS (Cost $350,870,306)		351,733,692
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,615,896,571)		$ 1,550,082,344
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $1,625,288,404. Net unrealized depreciation aggregated $75,206,060, of which $102,389,650 related to appreciated investment securities and $177,595,710 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2035 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

1.811337.105

AFF35-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 65.1%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund	1,348,313	$ 14,912,344
Domestic Equity Funds - 63.3%
Fidelity Advisor Equity Growth Fund Institutional Class	1,207,039	56,115,226
Fidelity Advisor Equity Income Fund Institutional Class	2,983,157	62,795,451
Fidelity Advisor Growth & Income Fund Institutional Class	5,764,522	87,101,924
Fidelity Advisor Large Cap Fund Institutional Class	4,987,555	79,501,630
Fidelity Advisor Small Cap Fund Institutional Class	1,099,487	25,266,223
Fidelity Series 100 Index Fund	6,034,150	47,850,812
Fidelity Series All-Sector Equity Fund	9,238,746	109,294,364
Fidelity Series Large Cap Value Fund	4,516,076	51,618,750
Fidelity Series Small Cap Opportunities Fund	3,387,983	27,747,578
TOTAL DOMESTIC EQUITY FUNDS		547,291,958
TOTAL DOMESTIC EQUITY FUNDS (Cost $579,421,320)		562,204,302
International Equity Funds - 17.5%

Developed International Equity Funds - 15.6%
Fidelity Advisor Diversified International Fund Institutional Class	4,278,180	64,301,038
Fidelity Advisor Overseas Fund Institutional Class	3,865,412	64,049,878
Fidelity Series International Growth Fund	317,657	3,097,159

	Shares	Value
Fidelity Series International Small Cap Fund	77,698	$ 774,646
Fidelity Series International Value Fund	318,423	3,091,883
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		135,314,604
Emerging Markets Equity Funds - 1.9%
Fidelity Series Emerging Markets Fund	985,678	16,135,541
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $171,541,051)		151,450,145
Bond Funds - 17.4%

High Yield Bond Funds - 7.6%
Fidelity Advisor High Income Advantage Fund Institutional Class	7,703,959	66,254,051
Investment Grade Bond Funds - 9.8%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,849,587	15,702,991
Fidelity Advisor Total Bond Fund Institutional Class	956,814	10,008,279
Fidelity Series Investment Grade Bond Fund	5,205,774	58,773,192
TOTAL INVESTMENT GRADE BOND FUNDS		84,484,462
TOTAL BOND FUNDS (Cost $149,179,482)		150,738,513
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $900,141,853)		$ 864,392,960
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $904,984,116. Net unrealized depreciation aggregated $40,591,156, of which $64,540,728 related to appreciated investment securities and $105,131,884 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2040 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

1.811338.105

AFF40-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 66.1%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund	1,745,660	$ 19,307,000
Domestic Equity Funds - 64.3%
Fidelity Advisor Equity Growth Fund Institutional Class	1,546,243	71,884,818
Fidelity Advisor Equity Income Fund Institutional Class	3,860,504	81,263,614
Fidelity Advisor Growth & Income Fund Institutional Class	7,368,640	111,340,144
Fidelity Advisor Large Cap Fund Institutional Class	6,444,266	102,721,604
Fidelity Advisor Small Cap Fund Institutional Class	1,406,975	32,332,289
Fidelity Series 100 Index Fund	7,657,434	60,723,455
Fidelity Series All-Sector Equity Fund	11,818,370	139,811,316
Fidelity Series Large Cap Value Fund	5,749,462	65,716,351
Fidelity Series Small Cap Opportunities Fund	4,334,205	35,497,139
TOTAL DOMESTIC EQUITY FUNDS		701,290,730
TOTAL DOMESTIC EQUITY FUNDS (Cost $761,526,050)		720,597,730
International Equity Funds - 17.8%

Developed International Equity Funds - 15.9%
Fidelity Advisor Diversified International Fund Institutional Class	5,480,526	82,372,302
Fidelity Advisor Overseas Fund Institutional Class	4,958,400	82,160,693
Fidelity Series International Growth Fund	404,660	3,945,439

	Shares	Value
Fidelity Series International Small Cap Fund	99,004	$ 987,069
Fidelity Series International Value Fund	405,645	3,938,809
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		173,404,312
Emerging Markets Equity Funds - 1.9%
Fidelity Series Emerging Markets Fund	1,250,481	20,470,372
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $221,984,097)		193,874,684
Bond Funds - 16.1%

High Yield Bond Funds - 9.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	11,669,513	100,357,810
Investment Grade Bond Funds - 6.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,631,865	13,854,530
Fidelity Advisor Total Bond Fund Institutional Class	860,354	8,999,303
Fidelity Series Investment Grade Bond Fund	4,612,573	52,075,945
TOTAL INVESTMENT GRADE BOND FUNDS		74,929,778
TOTAL BOND FUNDS (Cost $180,956,139)		175,287,588
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,164,466,286)		$ 1,089,760,002
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $1,169,843,036. Net unrealized depreciation aggregated $80,083,034, of which $61,493,471 related to appreciated investment securities and $141,576,505 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2045 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

1.843408.103

AFF45-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 66.9%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund	404,193	$ 4,470,373
Domestic Equity Funds - 65.1%
Fidelity Advisor Equity Growth Fund Institutional Class	355,157	16,511,237
Fidelity Advisor Equity Income Fund Institutional Class	862,783	18,161,578
Fidelity Advisor Growth & Income Fund Institutional Class	1,689,371	25,526,393
Fidelity Advisor Large Cap Fund Institutional Class	1,460,486	23,280,148
Fidelity Advisor Small Cap Fund Institutional Class	325,072	7,470,163
Fidelity Series 100 Index Fund	1,792,905	14,217,739
Fidelity Series All-Sector Equity Fund	2,724,624	32,232,303
Fidelity Series Large Cap Value Fund	1,356,337	15,502,937
Fidelity Series Small Cap Opportunities Fund	1,004,985	8,230,824
TOTAL DOMESTIC EQUITY FUNDS		161,133,322
TOTAL DOMESTIC EQUITY FUNDS (Cost $161,914,078)		165,603,695
International Equity Funds - 18.0%

Developed International Equity Funds - 16.1%
Fidelity Advisor Diversified International Fund Institutional Class	1,257,936	18,906,775
Fidelity Advisor Overseas Fund Institutional Class	1,136,674	18,834,688
Fidelity Series International Growth Fund	93,493	911,560

	Shares	Value
Fidelity Series International Small Cap Fund	22,257	$ 221,903
Fidelity Series International Value Fund	93,719	910,009
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		39,784,935
Emerging Markets Equity Funds - 1.9%
Fidelity Series Emerging Markets Fund	297,555	4,870,967
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $47,225,664)		44,655,902
Bond Funds - 15.1%

High Yield Bond Funds - 10.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,924,322	25,149,165
Investment Grade Bond Funds - 4.9%
Fidelity Advisor Strategic Real Return Fund Institutional Class	263,775	2,239,450
Fidelity Advisor Total Bond Fund Institutional Class	138,151	1,445,064
Fidelity Series Investment Grade Bond Fund	743,831	8,397,852
TOTAL INVESTMENT GRADE BOND FUNDS		12,082,366
TOTAL BOND FUNDS (Cost $35,016,911)		37,231,531
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $244,156,653)		$ 247,491,128
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $245,469,655. Net unrealized appreciation aggregated $2,021,473, of which $25,617,417 related to appreciated investment securities and $23,595,944 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom 2050 Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

1.843409.103

AFF50-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 68.6%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund	361,772	$ 4,001,201
Domestic Equity Funds - 66.7%
Fidelity Advisor Equity Growth Fund Institutional Class	306,391	14,244,095
Fidelity Advisor Equity Income Fund Institutional Class	732,897	15,427,482
Fidelity Advisor Growth & Income Fund Institutional Class	1,454,959	21,984,431
Fidelity Advisor Large Cap Fund Institutional Class	1,265,563	20,173,082
Fidelity Advisor Small Cap Fund Institutional Class	280,216	6,439,356
Fidelity Series 100 Index Fund	1,536,351	12,183,261
Fidelity Series All-Sector Equity Fund	2,353,540	27,842,372
Fidelity Series Large Cap Value Fund	1,174,899	13,429,093
Fidelity Series Small Cap Opportunities Fund	872,417	7,145,093
TOTAL DOMESTIC EQUITY FUNDS		138,868,265
TOTAL DOMESTIC EQUITY FUNDS (Cost $142,217,806)		142,869,466
International Equity Funds - 20.7%

Developed International Equity Funds - 18.4%
Fidelity Advisor Diversified International Fund Institutional Class	1,214,557	18,254,785
Fidelity Advisor Overseas Fund Institutional Class	1,096,763	18,173,364
Fidelity Series International Growth Fund	89,435	871,992

	Shares	Value
Fidelity Series International Small Cap Fund	20,833	$ 207,703
Fidelity Series International Value Fund	89,652	870,517
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		38,378,361
Emerging Markets Equity Funds - 2.3%
Fidelity Series Emerging Markets Fund	284,892	4,663,681
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $46,763,330)		43,042,042
Bond Funds - 10.7%

High Yield Bond Funds - 10.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	2,472,602	21,264,376
Investment Grade Bond Funds - 0.5%
Fidelity Advisor Strategic Real Return Fund Institutional Class	21,609	183,461
Fidelity Advisor Total Bond Fund Institutional Class	11,642	121,775
Fidelity Series Investment Grade Bond Fund	64,432	727,443
TOTAL INVESTMENT GRADE BOND FUNDS		1,032,679
TOTAL BOND FUNDS (Cost $20,569,738)		22,297,055
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $209,550,874)		$ 208,208,563
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $211,194,111. Net unrealized depreciation aggregated $2,985,548, of which $20,759,576 related to appreciated investment securities and $23,745,124 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Freedom Income Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2009

1.811329.105

AFF-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 19.0%
	Shares	Value
Commodity Funds - 0.4%
Fidelity Series Commodity Strategy Fund	82,271	$ 909,921
Domestic Equity Funds - 18.6%
Fidelity Advisor Equity Growth Fund Institutional Class	91,016	4,231,314
Fidelity Advisor Equity Income Fund Institutional Class	199,182	4,192,773
Fidelity Advisor Growth & Income Fund Institutional Class	434,015	6,557,965
Fidelity Advisor Large Cap Fund Institutional Class	376,432	6,000,332
Fidelity Advisor Small Cap Fund Institutional Class	83,166	1,911,161
Fidelity Series 100 Index Fund	454,467	3,603,922
Fidelity Series All-Sector Equity Fund	699,729	8,277,795
Fidelity Series Large Cap Value Fund	338,058	3,863,999
Fidelity Series Small Cap Opportunities Fund	255,791	2,094,929
TOTAL DOMESTIC EQUITY FUNDS		40,734,190
TOTAL DOMESTIC EQUITY FUNDS (Cost $41,659,916)		41,644,111
International Equity Funds - 1.0%

Developed International Equity Funds - 0.9%
Fidelity Advisor Diversified International Fund Institutional Class	60,688	912,145
Fidelity Advisor Overseas Fund Institutional Class	55,048	912,148
Fidelity Series International Growth Fund	4,565	44,512
Fidelity Series International Small Cap Fund	2,229	22,227
Fidelity Series International Value Fund	4,577	44,443
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,935,475

	Shares	Value
Emerging Markets Equity Funds - 0.1%
Fidelity Series Emerging Markets Fund	13,406	$ 219,449
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,129,132)		2,154,924
Bond Funds - 40.7%

High Yield Bond Funds - 5.2%
Fidelity Advisor High Income Advantage Fund Institutional Class	1,319,950	11,351,572
Inflation-Protected Bond Funds - 2.5%
Fidelity Series Inflation-Protected Bond Index Fund	541,513	5,518,020
Investment Grade Bond Funds - 33.0%
Fidelity Advisor Strategic Real Return Fund Institutional Class	1,603,166	13,610,878
Fidelity Advisor Total Bond Fund Institutional Class	834,017	8,723,820
Fidelity Series Investment Grade Bond Fund	4,428,666	49,999,640
TOTAL INVESTMENT GRADE BOND FUNDS		72,334,338
TOTAL BOND FUNDS (Cost $88,186,333)		89,203,930
Short-Term Funds - 39.3%

Fidelity Advisor Short Fixed-Income Fund Institutional Class	4,751,603	43,049,523
Fidelity Institutional Money Market Portfolio Institutional Class	42,945,200	42,945,200
TOTAL SHORT-TERM FUNDS (Cost $86,761,785)		85,994,723
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $218,737,166)		$ 218,997,688
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $220,705,273. Net unrealized depreciation aggregated $1,707,585, of which $6,992,704 related to appreciated investment securities and $8,700,289 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2000 Fund

December 31, 2009

1.811312.105

F00-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 21.2%
	Shares	Value
Commodity Funds - 0.4%
Fidelity Series Commodity Strategy Fund	581,300	$ 6,429,173
Domestic Equity Funds - 20.8%
Fidelity Blue Chip Growth Fund	441,674	16,761,546
Fidelity Disciplined Equity Fund	3,014,828	63,341,545
Fidelity Equity-Income Fund	1,106,211	43,297,101
Fidelity Growth Company Fund	771,340	53,207,026
Fidelity Series 100 Index Fund	5,364,614	42,541,387
Fidelity Series All-Sector Equity Fund	4,455,875	52,712,996
Fidelity Series Large Cap Value Fund	5,133,082	58,671,131
Fidelity Series Small Cap Opportunities Fund	1,136,754	9,310,015
Fidelity Small Cap Growth Fund (a)	449,267	5,579,893
Fidelity Small Cap Value Fund	439,223	5,569,344
TOTAL DOMESTIC EQUITY FUNDS		350,991,984
TOTAL DOMESTIC EQUITY FUNDS (Cost $348,992,203)		357,421,157
International Equity Funds - 0.3%

Developed International Equity Funds - 0.2%
Fidelity Diversified International Fund	43,819	1,226,943
Fidelity Europe Fund	8,795	259,184
Fidelity Japan Fund	14,458	146,318
Fidelity Overseas Fund	36,214	1,120,096
Fidelity Series International Growth Fund	18,768	182,989
Fidelity Series International Small Cap Fund	91,669	913,945
Fidelity Series International Value Fund	18,734	181,903
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		4,031,378

	Shares	Value
Emerging Markets Equity Funds - 0.1%
Fidelity Series Emerging Markets Fund	49,025	$ 802,545
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $4,654,121)		4,833,923
Bond Funds - 40.4%

High Yield Bond Funds - 5.7%
Fidelity Capital & Income Fund	5,740,551	49,483,553
Fidelity High Income Fund	5,492,861	46,469,606
TOTAL HIGH YIELD BOND FUNDS		95,953,159
Inflation-Protected Bond Funds - 2.1%
Fidelity Series Inflation-Protected Bond Index Fund	3,516,555	35,833,698
Investment Grade Bond Funds - 32.6%
Fidelity Series Investment Grade Bond Fund	31,987,976	361,144,253
Fidelity Strategic Real Return Fund	13,565,876	115,445,602
Fidelity Total Bond Fund	7,126,754	74,617,116
TOTAL INVESTMENT GRADE BOND FUNDS		551,206,971
TOTAL BOND FUNDS (Cost $674,157,941)		682,993,828
Short-Term Funds - 38.1%

Fidelity Institutional Money Market Portfolio Institutional Class	318,937,163	318,937,163
Fidelity Short-Term Bond Fund	39,104,854	324,961,339
TOTAL SHORT-TERM FUNDS (Cost $661,316,182)		643,898,502
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,689,120,447)		$ 1,689,147,410
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $1,694,554,499. Net unrealized depreciation aggregated $5,407,089, of which $70,624,066 related to appreciated investment securities and $76,031,155 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2005 Fund

December 31, 2009

1.811313.105

F05-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 36.7%
	Shares	Value
Commodity Funds - 0.7%
Fidelity Series Commodity Strategy Fund	666,615	$ 7,372,758
Domestic Equity Funds - 36.0%
Fidelity Blue Chip Growth Fund	459,012	17,419,501
Fidelity Disciplined Equity Fund	3,100,932	65,150,590
Fidelity Equity-Income Fund	1,150,591	45,034,131
Fidelity Growth Company Fund	795,714	54,888,354
Fidelity Series 100 Index Fund	5,517,744	43,755,709
Fidelity Series All-Sector Equity Fund	4,611,693	54,556,332
Fidelity Series Large Cap Value Fund	5,305,370	60,640,374
Fidelity Series Small Cap Opportunities Fund	1,181,164	9,673,736
Fidelity Small Cap Growth Fund (a)	462,832	5,748,379
Fidelity Small Cap Value Fund	453,620	5,751,899
TOTAL DOMESTIC EQUITY FUNDS		362,619,005
TOTAL DOMESTIC EQUITY FUNDS (Cost $401,595,370)		369,991,763
International Equity Funds - 8.7%

Developed International Equity Funds - 7.9%
Fidelity Diversified International Fund	1,067,459	29,888,859
Fidelity Europe Fund	401,408	11,829,489
Fidelity Japan Fund	395,410	4,001,551
Fidelity Overseas Fund	933,372	28,869,187
Fidelity Series International Growth Fund	244,256	2,381,500
Fidelity Series International Small Cap Fund	47,745	476,018
Fidelity Series International Value Fund	244,107	2,370,281
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		79,816,885

	Shares	Value
Emerging Markets Equity Funds - 0.8%
Fidelity Series Emerging Markets Fund	429,767	$ 7,035,285
Fidelity Southeast Asia Fund	50,306	1,279,283
TOTAL EMERGING MARKETS EQUITY FUNDS		8,314,568
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $103,494,051)		88,131,453
Bond Funds - 38.7%

High Yield Bond Funds - 5.6%
Fidelity Capital & Income Fund	3,379,479	29,131,106
Fidelity High Income Fund	3,185,141	26,946,293
TOTAL HIGH YIELD BOND FUNDS		56,077,399
Inflation-Protected Bond Funds - 1.8%
Fidelity Series Inflation-Protected Bond Index Fund	1,770,005	18,036,348
Investment Grade Bond Funds - 31.3%
Fidelity Series Investment Grade Bond Fund	18,309,618	206,715,582
Fidelity Strategic Real Return Fund	7,839,991	66,718,321
Fidelity Total Bond Fund	4,045,499	42,356,377
TOTAL INVESTMENT GRADE BOND FUNDS		315,790,280
TOTAL BOND FUNDS (Cost $389,910,207)		389,904,027
Short-Term Funds - 15.9%

Fidelity Institutional Money Market Portfolio Institutional Class	79,085,044	79,085,044
Fidelity Short-Term Bond Fund	9,715,124	80,732,683
TOTAL SHORT-TERM FUNDS (Cost $162,538,031)		159,817,727
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,057,537,659)		$ 1,007,844,970
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $1,065,657,950. Net unrealized depreciation aggregated $57,812,980, of which $42,256,443 related to appreciated investment securities and $100,069,423 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2010 Fund

December 31, 2009

1.811322.105

F10-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 39.4%
	Shares	Value
Commodity Funds - 1.0%
Fidelity Series Commodity Strategy Fund	9,459,654	$ 104,623,774
Domestic Equity Funds - 38.4%
Fidelity Blue Chip Growth Fund	5,443,070	206,564,500
Fidelity Disciplined Equity Fund	36,799,959	773,167,136
Fidelity Equity-Income Fund	13,504,163	528,552,945
Fidelity Growth Company Fund	9,436,204	650,909,318
Fidelity Series 100 Index Fund	65,522,638	519,594,520
Fidelity Series All-Sector Equity Fund	54,759,120	647,800,389
Fidelity Series Large Cap Value Fund	63,066,496	720,850,054
Fidelity Series Small Cap Opportunities Fund	14,004,495	114,696,817
Fidelity Small Cap Growth Fund (a)	5,489,068	68,174,230
Fidelity Small Cap Value Fund	5,361,398	67,982,529
TOTAL DOMESTIC EQUITY FUNDS		4,298,292,438
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,607,027,769)		4,402,916,212
International Equity Funds - 10.6%

Developed International Equity Funds - 9.5%
Fidelity Diversified International Fund	14,390,769	402,941,523
Fidelity Europe Fund	5,603,668	165,140,101
Fidelity Japan Fund	5,485,539	55,513,655
Fidelity Overseas Fund	12,533,782	387,669,890
Fidelity Series International Growth Fund	2,927,875	28,546,784
Fidelity Series International Small Cap Fund	493,910	4,924,284
Fidelity Series International Value Fund	2,923,741	28,389,526
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,073,125,763
Emerging Markets Equity Funds - 1.1%
Fidelity Series Emerging Markets Fund	5,874,863	96,171,510
Fidelity Southeast Asia Fund	700,329	17,809,371
TOTAL EMERGING MARKETS EQUITY FUNDS		113,980,881
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,277,481,826)		1,187,106,644
Bond Funds - 40.2%
	Shares	Value
High Yield Bond Funds - 5.5%
Fidelity Capital & Income Fund	37,246,390	$ 321,063,879
Fidelity High Income Fund	35,172,340	297,557,997
TOTAL HIGH YIELD BOND FUNDS		618,621,876
Inflation-Protected Bond Funds - 1.9%
Fidelity Series Inflation-Protected Bond Index Fund	21,065,921	214,661,737
Investment Grade Bond Funds - 32.8%
Fidelity Series Investment Grade Bond Fund	211,758,734	2,390,756,113
Fidelity Strategic Real Return Fund	91,209,213	776,190,406
Fidelity Total Bond Fund	47,320,608	495,446,763
TOTAL INVESTMENT GRADE BOND FUNDS		3,662,393,282
TOTAL BOND FUNDS (Cost $4,485,202,443)		4,495,676,895
Short-Term Funds - 9.8%

Fidelity Institutional Money Market Portfolio Institutional Class	546,471,236	546,471,236
Fidelity Short-Term Bond Fund	66,525,137	552,823,888
TOTAL SHORT-TERM FUNDS (Cost $1,126,777,923)		1,099,295,124
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $11,496,489,961)		$ 11,184,994,875
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $11,606,230,066. Net unrealized depreciation aggregated $421,235,191, of which $627,914,934 related to appreciated investment securities and $1,049,150,125 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2015 Fund

December 31, 2009

1.811323.105

F15-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 40.9%
	Shares	Value
Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund	8,255,295	$ 91,303,561
Domestic Equity Funds - 39.8%
Fidelity Blue Chip Growth Fund	4,268,705	161,997,350
Fidelity Disciplined Equity Fund	28,892,150	607,024,066
Fidelity Equity-Income Fund	10,386,776	406,538,423
Fidelity Growth Company Fund	7,406,264	510,884,124
Fidelity Series 100 Index Fund	51,603,021	409,211,955
Fidelity Series All-Sector Equity Fund	43,211,005	511,186,186
Fidelity Series Large Cap Value Fund	49,766,461	568,830,650
Fidelity Series Small Cap Opportunities Fund	11,013,947	90,204,228
Fidelity Small Cap Growth Fund (a)	4,309,288	53,521,361
Fidelity Small Cap Value Fund	4,224,663	53,568,726
TOTAL DOMESTIC EQUITY FUNDS		3,372,967,069
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,565,017,846)		3,464,270,630
International Equity Funds - 11.3%

Developed International Equity Funds - 10.2%
Fidelity Diversified International Fund	11,545,051	323,261,419
Fidelity Europe Fund	4,288,621	126,385,673
Fidelity Japan Fund	4,223,674	42,743,578
Fidelity Overseas Fund	10,108,187	312,646,227
Fidelity Series International Growth Fund	2,582,329	25,177,711
Fidelity Series International Small Cap Fund	540,684	5,390,622
Fidelity Series International Value Fund	2,580,087	25,052,641
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		860,657,871

	Shares	Value
Emerging Markets Equity Funds - 1.1%
Fidelity Series Emerging Markets Fund	4,796,327	$ 78,515,877
Fidelity Southeast Asia Fund	544,962	13,858,374
TOTAL EMERGING MARKETS EQUITY FUNDS		92,374,251
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,071,716,770)		953,032,122
Bond Funds - 39.3%

High Yield Bond Funds - 5.7%
Fidelity Capital & Income Fund	29,274,328	252,344,706
Fidelity High Income Fund	27,602,940	233,520,869
TOTAL HIGH YIELD BOND FUNDS		485,865,575
Inflation-Protected Bond Funds - 1.9%
Fidelity Series Inflation-Protected Bond Index Fund	15,315,172	156,061,598
Investment Grade Bond Funds - 31.7%
Fidelity Series Investment Grade Bond Fund	156,029,691	1,761,575,207
Fidelity Strategic Real Return Fund	66,139,145	562,844,122
Fidelity Total Bond Fund	34,274,852	358,857,704
TOTAL INVESTMENT GRADE BOND FUNDS		2,683,277,033
TOTAL BOND FUNDS (Cost $3,280,650,900)		3,325,204,206
Short-Term Funds - 8.5%

Fidelity Institutional Money Market Portfolio Institutional Class	360,647,552	360,647,552
Fidelity Short-Term Bond Fund	43,650,486	362,735,541
TOTAL SHORT-TERM FUNDS (Cost $732,145,091)		723,383,093
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,649,530,607)		$ 8,465,890,051
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $8,688,671,634. Net unrealized depreciation aggregated $222,781,583, of which $530,622,217 related to appreciated investment securities and $753,403,800 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2020 Fund

December 31, 2009

1.811330.105

F20-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 50.7%
	Shares	Value
Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund	23,960,784	$ 265,006,273
Domestic Equity Funds - 49.4%
Fidelity Blue Chip Growth Fund	12,478,310	473,551,876
Fidelity Disciplined Equity Fund	84,409,090	1,773,434,971
Fidelity Equity-Income Fund	32,011,524	1,252,931,046
Fidelity Growth Company Fund	21,736,523	1,499,385,383
Fidelity Series 100 Index Fund	149,183,666	1,183,026,472
Fidelity Series All-Sector Equity Fund	124,682,257	1,474,991,095
Fidelity Series Large Cap Value Fund	143,835,193	1,644,036,253
Fidelity Series Small Cap Opportunities Fund	32,256,826	264,183,403
Fidelity Small Cap Growth Fund (a)	12,523,454	155,541,300
Fidelity Small Cap Value Fund	12,262,137	155,483,891
TOTAL DOMESTIC EQUITY FUNDS		9,876,565,690
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,311,034,389)		10,141,571,963
International Equity Funds - 13.5%

Developed International Equity Funds - 12.2%
Fidelity Diversified International Fund	32,394,214	907,037,988
Fidelity Europe Fund	12,399,343	365,408,624
Fidelity Japan Fund	12,292,396	124,399,044
Fidelity Overseas Fund	28,359,186	877,149,623
Fidelity Series International Growth Fund (a)	7,685,308	74,931,758
Fidelity Series International Small Cap Fund (a)	1,494,038	14,895,555
Fidelity Series International Value Fund (a)	7,679,732	74,570,199
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,438,392,791

	Shares	Value
Emerging Markets Equity Funds - 1.3%
Fidelity Series Emerging Markets Fund	13,728,075	$ 224,728,581
Fidelity Southeast Asia Fund	1,523,639	38,746,145
TOTAL EMERGING MARKETS EQUITY FUNDS		263,474,726
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,767,029,272)		2,701,867,517
Bond Funds - 33.6%

High Yield Bond Funds - 7.7%
Fidelity Capital & Income Fund	92,927,810	801,037,723
Fidelity High Income Fund	87,619,392	741,260,054
TOTAL HIGH YIELD BOND FUNDS		1,542,297,777
Inflation-Protected Bond Funds - 1.3%
Fidelity Series Inflation-Protected Bond Index Fund	25,746,192	262,353,697
Investment Grade Bond Funds - 24.6%
Fidelity Series Investment Grade Bond Fund	284,613,221	3,213,283,258
Fidelity Strategic Real Return Fund	120,891,325	1,028,785,176
Fidelity Total Bond Fund	63,018,085	659,799,352
TOTAL INVESTMENT GRADE BOND FUNDS		4,901,867,786
TOTAL BOND FUNDS (Cost $6,609,933,013)		6,706,519,260
Short-Term Funds - 2.2%

Fidelity Institutional Money Market Portfolio Institutional Class	220,759,616	220,759,616
Fidelity Short-Term Bond Fund	26,627,886	221,277,730
TOTAL SHORT-TERM FUNDS (Cost $443,202,997)		442,037,346
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $20,131,199,671)		$ 19,991,996,086
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $20,248,266,697. Net unrealized depreciation aggregated $256,270,611, of which $1,577,956,266 related to appreciated investment securities and $1,834,226,877 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2025 Fund

December 31, 2009

1.811340.105

F25-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 56.2%
	Shares	Value
Commodity Funds - 1.5%
Fidelity Series Commodity Strategy Fund	11,857,936	$ 131,148,772
Domestic Equity Funds - 54.7%
Fidelity Blue Chip Growth Fund	6,019,319	228,433,166
Fidelity Disciplined Equity Fund	40,969,301	860,765,015
Fidelity Equity-Income Fund	15,943,628	624,033,619
Fidelity Growth Company Fund	10,581,312	729,898,872
Fidelity Series 100 Index Fund	72,419,858	574,289,473
Fidelity Series All-Sector Equity Fund	60,244,225	712,689,185
Fidelity Series Large Cap Value Fund	69,619,868	795,755,092
Fidelity Series Small Cap Opportunities Fund	15,659,658	128,252,596
Fidelity Small Cap Growth Fund (a)	6,032,274	74,920,837
Fidelity Small Cap Value Fund	5,902,945	74,849,345
TOTAL DOMESTIC EQUITY FUNDS		4,803,887,200
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,303,707,754)		4,935,035,972
International Equity Funds - 14.7%

Developed International Equity Funds - 13.3%
Fidelity Diversified International Fund	15,550,094	435,402,619
Fidelity Europe Fund	5,785,929	170,511,339
Fidelity Japan Fund	5,730,115	57,988,767
Fidelity Overseas Fund	13,655,328	422,359,310
Fidelity Series International Growth Fund	3,756,871	36,629,497
Fidelity Series International Small Cap Fund	728,085	7,259,006
Fidelity Series International Value Fund	3,754,254	36,453,806
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,166,604,344

	Shares	Value
Emerging Markets Equity Funds - 1.4%
Fidelity Series Emerging Markets Fund	6,659,914	$ 109,022,791
Fidelity Southeast Asia Fund	724,228	18,417,122
TOTAL EMERGING MARKETS EQUITY FUNDS		127,439,913
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,487,216,755)		1,294,044,257
Bond Funds - 29.1%

High Yield Bond Funds - 7.9%
Fidelity Capital & Income Fund	41,893,517	361,122,117
Fidelity High Income Fund	39,379,938	333,154,271
TOTAL HIGH YIELD BOND FUNDS		694,276,388
Inflation-Protected Bond Funds - 0.8%
Fidelity Series Inflation-Protected Bond Index Fund	6,485,647	66,088,740
Investment Grade Bond Funds - 20.4%
Fidelity Series Investment Grade Bond Fund	104,234,706	1,176,809,829
Fidelity Strategic Real Return Fund	44,063,590	374,981,152
Fidelity Total Bond Fund	22,761,110	238,308,823
TOTAL INVESTMENT GRADE BOND FUNDS		1,790,099,804
TOTAL BOND FUNDS (Cost $2,535,609,595)		2,550,464,932
Short-Term Funds - 0.0%

Fidelity Institutional Money Market Portfolio Institutional Class	30,801	30,801
Fidelity Short-Term Bond Fund	3,699	30,739
TOTAL SHORT-TERM FUNDS (Cost $61,616)		61,540
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,326,595,720)		$ 8,779,606,701
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $9,350,869,833. Net unrealized depreciation aggregated $571,263,132, of which $524,130,565 related to appreciated investment securities and $1,095,393,697 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2030 Fund

December 31, 2009

1.811347.105

F30-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 62.8%
	Shares	Value
Commodity Funds - 1.6%
Fidelity Series Commodity Strategy Fund	20,310,281	$ 224,631,709
Domestic Equity Funds - 61.2%
Fidelity Blue Chip Growth Fund	10,836,241	411,235,359
Fidelity Disciplined Equity Fund	72,964,428	1,532,982,625
Fidelity Equity-Income Fund	29,254,811	1,145,033,321
Fidelity Growth Company Fund	18,916,526	1,304,861,942
Fidelity Series 100 Index Fund	127,769,198	1,013,209,738
Fidelity Series All-Sector Equity Fund	106,297,867	1,257,503,764
Fidelity Series Large Cap Value Fund	122,963,808	1,405,476,323
Fidelity Series Small Cap Opportunities Fund	28,174,709	230,750,865
Fidelity Small Cap Growth Fund (a)	10,805,875	134,208,968
Fidelity Small Cap Value Fund	10,491,512	133,032,376
TOTAL DOMESTIC EQUITY FUNDS		8,568,295,281
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,127,973,513)		8,792,926,990
International Equity Funds - 16.3%

Developed International Equity Funds - 14.8%
Fidelity Diversified International Fund	27,371,421	766,399,788
Fidelity Europe Fund	10,448,608	307,920,472
Fidelity Japan Fund	10,278,615	104,019,581
Fidelity Overseas Fund	23,999,951	742,318,478
Fidelity Series International Growth Fund	6,619,660	64,541,682
Fidelity Series International Small Cap Fund	1,347,952	13,439,082

	Shares	Value
Fidelity Series International Value Fund	6,615,223	$ 64,233,813
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		2,062,872,896
Emerging Markets Equity Funds - 1.5%
Fidelity Series Emerging Markets Fund	11,646,804	190,658,174
Fidelity Southeast Asia Fund	1,333,694	33,915,843
TOTAL EMERGING MARKETS EQUITY FUNDS		224,574,017
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,427,931,744)		2,287,446,913
Bond Funds - 20.9%

High Yield Bond Funds - 8.0%
Fidelity Capital & Income Fund	67,279,038	579,945,304
Fidelity High Income Fund	63,349,398	535,935,906
TOTAL HIGH YIELD BOND FUNDS		1,115,881,210
Inflation-Protected Bond Funds - 0.1%
Fidelity Series Inflation-Protected Bond Index Fund	1,204,785	12,276,757
Investment Grade Bond Funds - 12.8%
Fidelity Series Investment Grade Bond Fund	104,724,081	1,182,334,872
Fidelity Strategic Real Return Fund	43,820,645	372,913,686
Fidelity Total Bond Fund	23,136,774	242,242,019
TOTAL INVESTMENT GRADE BOND FUNDS		1,797,490,577
TOTAL BOND FUNDS (Cost $2,884,583,382)		2,925,648,544
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $14,440,488,639)		$ 14,006,022,447
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $14,503,606,889. Net unrealized depreciation aggregated $497,584,442, of which $1,158,480,004 related to appreciated investment securities and $1,656,064,446 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2035 Fund

December 31, 2009

1.811348.105

F35-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 66.1%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund	8,950,296	$ 98,990,274
Domestic Equity Funds - 64.3%
Fidelity Blue Chip Growth Fund	4,613,980	175,100,523
Fidelity Disciplined Equity Fund	31,169,950	654,880,646
Fidelity Equity-Income Fund	12,345,970	483,221,267
Fidelity Growth Company Fund	8,065,014	556,324,691
Fidelity Series 100 Index Fund	55,072,439	436,724,443
Fidelity Series All-Sector Equity Fund	45,766,723	541,420,335
Fidelity Series Large Cap Value Fund	52,851,455	604,092,126
Fidelity Series Small Cap Opportunities Fund	11,947,642	97,851,185
Fidelity Small Cap Growth Fund (a)	4,586,268	56,961,443
Fidelity Small Cap Value Fund	4,519,005	57,300,990
TOTAL DOMESTIC EQUITY FUNDS		3,663,877,649
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,003,122,183)		3,762,867,923
International Equity Funds - 17.1%

Developed International Equity Funds - 15.4%
Fidelity Diversified International Fund	11,697,519	327,530,541
Fidelity Europe Fund	4,326,683	127,507,350
Fidelity Japan Fund	4,296,821	43,483,828
Fidelity Overseas Fund	10,289,510	318,254,541
Fidelity Series International Growth Fund	2,837,911	27,669,632
Fidelity Series International Small Cap Fund	540,812	5,391,899

	Shares	Value
Fidelity Series International Value Fund	2,835,873	$ 27,536,323
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		877,374,114
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund	5,047,512	82,627,768
Fidelity Southeast Asia Fund	548,875	13,957,893
TOTAL EMERGING MARKETS EQUITY FUNDS		96,585,661
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,108,043,596)		973,959,775
Bond Funds - 16.8%

High Yield Bond Funds - 7.8%
Fidelity Capital & Income Fund	26,817,873	231,170,067
Fidelity High Income Fund	25,221,251	213,371,784
TOTAL HIGH YIELD BOND FUNDS		444,541,851
Investment Grade Bond Funds - 9.0%
Fidelity Series Investment Grade Bond Fund	30,142,874	340,313,051
Fidelity Strategic Real Return Fund	12,407,516	105,587,963
Fidelity Total Bond Fund	6,620,949	69,321,332
TOTAL INVESTMENT GRADE BOND FUNDS		515,222,346
TOTAL BOND FUNDS (Cost $950,013,393)		959,764,197
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $6,061,179,172)		$ 5,696,591,895
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $6,078,403,081. Net unrealized depreciation aggregated $381,811,186, of which $384,828,911 related to appreciated investment securities and $766,640,097 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2040 Fund

December 31, 2009

1.811349.105

F40-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 66.9%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund	12,963,700	$ 143,378,523
Domestic Equity Funds - 65.1%
Fidelity Blue Chip Growth Fund	6,751,138	256,205,706
Fidelity Disciplined Equity Fund	45,343,189	952,660,399
Fidelity Equity-Income Fund	17,642,296	690,519,454
Fidelity Growth Company Fund	11,715,604	808,142,393
Fidelity Series 100 Index Fund	80,127,477	635,410,896
Fidelity Series All-Sector Equity Fund	66,689,528	788,937,120
Fidelity Series Large Cap Value Fund	77,030,660	880,460,446
Fidelity Series Small Cap Opportunities Fund	17,464,558	143,034,732
Fidelity Small Cap Growth Fund (a)	6,703,625	83,259,025
Fidelity Small Cap Value Fund	6,603,962	83,738,240
TOTAL DOMESTIC EQUITY FUNDS		5,322,368,411
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,659,564,763)		5,465,746,934
International Equity Funds - 17.4%

Developed International Equity Funds - 15.7%
Fidelity Diversified International Fund	17,056,293	477,576,211
Fidelity Europe Fund	6,435,786	189,662,611
Fidelity Japan Fund	6,387,605	64,642,567
Fidelity Overseas Fund	14,976,552	463,224,741
Fidelity Series International Growth Fund	4,181,276	40,767,443
Fidelity Series International Small Cap Fund	768,830	7,665,240
Fidelity Series International Value Fund	4,178,366	40,571,939
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,284,110,752

	Shares	Value
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund	7,367,363	$ 120,603,740
Fidelity Southeast Asia Fund	799,968	20,343,176
TOTAL EMERGING MARKETS EQUITY FUNDS		140,946,916
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,529,184,021)		1,425,057,668
Bond Funds - 15.7%

High Yield Bond Funds - 9.7%
Fidelity Capital & Income Fund	47,851,041	412,475,972
Fidelity High Income Fund	45,081,245	381,387,335
TOTAL HIGH YIELD BOND FUNDS		793,863,307
Investment Grade Bond Funds - 6.0%
Fidelity Series Investment Grade Bond Fund	28,556,497	322,402,847
Fidelity Strategic Real Return Fund	11,815,218	100,547,503
Fidelity Total Bond Fund	6,302,168	65,983,701
TOTAL INVESTMENT GRADE BOND FUNDS		488,934,051
TOTAL BOND FUNDS (Cost $1,265,517,674)		1,282,797,358
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,454,266,458)		$ 8,173,601,960
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $8,489,471,282. Net unrealized depreciation aggregated $315,869,322, of which $673,760,251 related to appreciated investment securities and $989,629,573 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2045 Fund

December 31, 2009

1.843410.103

F45-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 67.6%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund	3,039,791	$ 33,620,091
Domestic Equity Funds - 65.8%
Fidelity Blue Chip Growth Fund	1,537,488	58,347,665
Fidelity Disciplined Equity Fund	10,322,260	216,870,684
Fidelity Equity-Income Fund	4,109,250	160,836,045
Fidelity Growth Company Fund	2,661,630	183,599,238
Fidelity Series 100 Index Fund	18,367,084	145,650,974
Fidelity Series All-Sector Equity Fund	15,094,521	178,568,187
Fidelity Series Large Cap Value Fund	17,596,227	201,124,873
Fidelity Series Small Cap Opportunities Fund	3,970,933	32,521,940
Fidelity Small Cap Growth Fund (a)	1,528,787	18,987,530
Fidelity Small Cap Value Fund	1,498,474	19,000,655
TOTAL DOMESTIC EQUITY FUNDS		1,215,507,791
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,187,481,948)		1,249,127,882
International Equity Funds - 17.6%

Developed International Equity Funds - 15.9%
Fidelity Diversified International Fund	3,953,873	110,708,448
Fidelity Europe Fund	1,399,268	41,236,428
Fidelity Japan Fund	1,384,053	14,006,619
Fidelity Overseas Fund	3,455,601	106,881,751
Fidelity Series International Growth Fund	930,743	9,074,747
Fidelity Series International Small Cap Fund	166,467	1,659,672

	Shares	Value
Fidelity Series International Value Fund	930,058	$ 9,030,864
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		292,598,529
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund	1,680,526	27,510,214
Fidelity Southeast Asia Fund	179,571	4,566,478
		32,076,692
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $329,861,084)		324,675,221
Bond Funds - 14.8%

High Yield Bond Funds - 10.5%
Fidelity Capital & Income Fund	11,684,873	100,723,608
Fidelity High Income Fund	10,944,986	92,594,580
TOTAL HIGH YIELD BOND FUNDS		193,318,188
Investment Grade Bond Funds - 4.3%
Fidelity Series Investment Grade Bond Fund	4,641,841	52,406,382
Fidelity Strategic Real Return Fund	1,981,013	16,858,417
Fidelity Total Bond Fund	975,802	10,216,647
TOTAL INVESTMENT GRADE BOND FUNDS		79,481,446
TOTAL BOND FUNDS (Cost $249,630,777)		272,799,634
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,766,973,809)		$ 1,846,602,737
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $1,778,406,676. Net unrealized appreciation aggregated $68,196,061, of which $215,378,477 related to appreciated investment securities and $147,182,416 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom 2050 Fund

December 31, 2009

1.843411.103

F50-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 68.6%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund	2,436,470	$ 26,947,354
Domestic Equity Funds - 66.8%
Fidelity Blue Chip Growth Fund	1,263,446	47,947,766
Fidelity Disciplined Equity Fund	8,445,941	177,449,213
Fidelity Equity-Income Fund	3,174,526	124,250,960
Fidelity Growth Company Fund	2,174,336	149,985,720
Fidelity Series 100 Index Fund	15,080,477	119,588,186
Fidelity Series All-Sector Equity Fund	12,573,589	148,745,554
Fidelity Series Large Cap Value Fund	14,462,877	165,310,684
Fidelity Series Small Cap Opportunities Fund	3,255,297	26,660,882
Fidelity Small Cap Growth Fund (a)	1,261,801	15,671,569
Fidelity Small Cap Value Fund	1,235,351	15,664,256
TOTAL DOMESTIC EQUITY FUNDS		991,274,790
TOTAL DOMESTIC EQUITY FUNDS (Cost $984,290,945)		1,018,222,144
International Equity Funds - 20.5%

Developed International Equity Funds - 18.5%
Fidelity Diversified International Fund	3,726,297	104,336,310
Fidelity Europe Fund	1,346,087	39,669,194
Fidelity Japan Fund	1,336,041	13,520,739
Fidelity Overseas Fund	3,268,747	101,102,350
Fidelity Series International Growth Fund	796,050	7,761,484
Fidelity Series International Small Cap Fund	95,850	955,628

	Shares	Value
Fidelity Series International Value Fund	795,256	$ 7,721,931
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		275,067,636
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund	1,541,551	25,235,197
Fidelity Southeast Asia Fund	169,561	4,311,928
TOTAL EMERGING MARKETS EQUITY FUNDS		29,547,125
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $317,022,947)		304,614,761
Bond Funds - 10.9%

High Yield Bond Funds - 10.5%
Fidelity Capital & Income Fund	9,426,499	81,256,419
Fidelity High Income Fund	8,828,456	74,688,740
TOTAL HIGH YIELD BOND FUNDS		155,945,159
Investment Grade Bond Funds - 0.4%
Fidelity Series Investment Grade Bond Fund	342,238	3,863,870
Fidelity Strategic Real Return Fund	127,925	1,088,639
Fidelity Total Bond Fund	72,035	754,205
TOTAL INVESTMENT GRADE BOND FUNDS		5,706,714
TOTAL BOND FUNDS (Cost $147,562,929)		161,651,873
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $1,448,876,821)		$ 1,484,488,778
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $1,459,676,234. Net unrealized appreciation aggregated $24,812,544, of which $168,305,708 related to appreciated investment securities and $143,493,164 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Freedom Income Fund

December 31, 2009

1.811331.105

FRI-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 18.7%
	Shares	Value
Commodity Funds - 0.3%
Fidelity Series Commodity Strategy Fund	702,313	$ 7,767,579
Domestic Equity Funds - 18.4%
Fidelity Blue Chip Growth Fund	605,828	22,991,182
Fidelity Disciplined Equity Fund	4,190,345	88,039,142
Fidelity Equity-Income Fund	1,388,625	54,350,776
Fidelity Growth Company Fund	1,063,077	73,331,035
Fidelity Series 100 Index Fund	7,463,554	59,185,986
Fidelity Series All-Sector Equity Fund	6,290,315	74,414,424
Fidelity Series Large Cap Value Fund	7,254,989	82,924,520
Fidelity Series Small Cap Opportunities Fund	1,579,007	12,932,065
Fidelity Small Cap Growth Fund (a)	628,743	7,808,983
Fidelity Small Cap Value Fund	614,036	7,785,977
TOTAL DOMESTIC EQUITY FUNDS		483,764,090
TOTAL DOMESTIC EQUITY FUNDS (Cost $469,132,539)		491,531,669
International Equity Funds - 0.1%

Developed International Equity Funds - 0.1%
Fidelity Diversified International Fund	12,610	353,067
Fidelity Overseas Fund	11,354	351,186
Fidelity Series International Growth Fund	11,510	112,218
Fidelity Series International Small Cap Fund	58,701	585,250
Fidelity Series International Value Fund	11,486	111,534
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		1,513,255

	Shares	Value
Emerging Markets Equity Funds - 0.0%
Fidelity Series Emerging Markets Fund	36,803	$ 602,470
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,096,715)		2,115,725
Bond Funds - 42.4%

High Yield Bond Funds - 5.6%
Fidelity Capital & Income Fund	8,714,175	75,116,192
Fidelity High Income Fund	8,539,135	72,241,083
TOTAL HIGH YIELD BOND FUNDS		147,357,275
Inflation-Protected Bond Funds - 2.2%
Fidelity Series Inflation-Protected Bond Index Fund	5,680,522	57,884,517
Investment Grade Bond Funds - 34.6%
Fidelity Series Investment Grade Bond Fund	52,828,791	596,437,056
Fidelity Strategic Real Return Fund	22,303,117	189,799,527
Fidelity Total Bond Fund	11,518,500	120,598,695
TOTAL INVESTMENT GRADE BOND FUNDS		906,835,278
TOTAL BOND FUNDS (Cost $1,094,000,003)		1,112,077,070
Short-Term Funds - 38.8%

Fidelity Institutional Money Market Portfolio Institutional Class	502,646,035	502,646,035
Fidelity Short-Term Bond Fund	62,143,038	516,408,646
TOTAL SHORT-TERM FUNDS (Cost $1,045,085,277)		1,019,054,681
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $2,610,314,534)		$ 2,624,779,145
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $2,616,747,640. Net unrealized appreciation aggregated $8,031,505, of which $106,894,274 related to appreciated investment securities and $98,862,769 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom KSM Income Fund

December 31, 2009

1.907099.100

FF-K-INC-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 18.8%
	Shares	Value
Commodity Funds - 0.3%
Fidelity Series Commodity Strategy Fund Class F	15,886	$ 175,702
Domestic Equity Funds - 18.5%
Fidelity Blue Chip Growth Fund Class F	13,730	521,188
Fidelity Disciplined Equity Fund Class F	95,016	1,994,378
Fidelity Equity Income Fund Class F	31,653	1,239,208
Fidelity Growth Company Fund Class F	24,102	1,660,861
Fidelity Series 100 Index Fund	168,922	1,339,551
Fidelity Series All-Sector Equity Fund Class F	142,289	1,681,855
Fidelity Series Large Cap Value Fund Class F	164,098	1,874,003
Fidelity Series Small Cap Opportunities Fund Class F	35,701	292,746
Fidelity Small Cap Growth Fund Class F (a)	14,181	176,406
Fidelity Small Cap Value Fund Class F	13,876	175,948
TOTAL DOMESTIC EQUITY FUNDS		10,956,144
TOTAL DOMESTIC EQUITY FUNDS (Cost $10,949,926)		11,131,846
International Equity Funds - 0.2%

Developed International Equity Funds - 0.1%
Fidelity Diversified International Fund Class F	1,133	31,685
Fidelity Overseas Fund Class F	1,024	31,646
Fidelity Series International Growth Fund Class F	217	2,113
Fidelity Series International Small Cap Fund Class F	1,130	11,262
Fidelity Series International Value Fund Class F	216	2,099
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		78,805

	Shares	Value
Emerging Markets Equity Funds - 0.1%
Fidelity Series Emerging Markets Fund Class F	1,239	$ 20,303
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $98,559)		99,108
Bond Funds - 61.9%

High Yield Bond Funds - 5.5%
Fidelity Capital & Income Fund Class F	196,275	1,689,928
Fidelity High Income Fund Class F	192,295	1,626,813
TOTAL HIGH YIELD BOND FUNDS		3,316,741
Inflation-Protected Bond Funds - 2.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	128,410	1,308,497
Investment Grade Bond Funds - 54.2%
Fidelity Series Investment Grade Bond Fund Class F	1,192,425	13,462,480
Fidelity Short Term Bond Fund Class F	1,400,826	11,626,858
Fidelity Strategic Real Return Fund Class F	504,959	4,292,150
Fidelity Total Bond Fund Class F	260,365	2,726,019
TOTAL INVESTMENT GRADE BOND FUNDS		32,107,507
TOTAL BOND FUNDS (Cost $36,840,731)		36,732,745
Short-Term Funds - 19.1%

Fidelity Institutional Money Market Portfolio Class F (Cost $11,336,081)	11,336,081	11,336,081
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $59,225,297)		$ 59,299,780
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $59,238,498. Net unrealized appreciation aggregated $61,282, of which $296,890 related to appreciated investment securities and $235,608 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom KSM 2000 Fund

December 31, 2009

1.907101.100

FF-K-00-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 21.1%
	Shares	Value
Commodity Funds - 0.4%
Fidelity Series Commodity Strategy Fund Class F	20,931	$ 231,500
Domestic Equity Funds - 20.7%
Fidelity Blue Chip Growth Fund Class F	15,202	577,051
Fidelity Disciplined Equity Fund Class F	104,032	2,183,633
Fidelity Equity Income Fund Class F	37,851	1,481,884
Fidelity Growth Company Fund Class F	26,592	1,832,426
Fidelity Series 100 Index Fund	184,886	1,466,147
Fidelity Series All-Sector Equity Fund Class F	153,664	1,816,314
Fidelity Series Large Cap Value Fund Class F	177,071	2,022,152
Fidelity Series Small Cap Opportunities Fund Class F	39,077	320,430
Fidelity Small Cap Growth Fund Class F (a)	15,455	192,260
Fidelity Small Cap Value Fund Class F	15,164	192,279
TOTAL DOMESTIC EQUITY FUNDS		12,084,576
TOTAL DOMESTIC EQUITY FUNDS (Cost $12,018,729)		12,316,076
International Equity Funds - 0.4%

Developed International Equity Funds - 0.3%
Fidelity Diversified International Fund Class F	2,610	72,990
Fidelity Europe Fund Class F	315	9,273
Fidelity Japan Fund Class F	491	4,978
Fidelity Overseas Fund Class F	2,255	69,642
Fidelity Series International Growth Fund Class F	575	5,607

	Shares	Value
Fidelity Series International Small Cap Fund Class F	2,857	$ 28,485
Fidelity Series International Value Fund Class F	573	5,569
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		196,544
Emerging Markets Equity Funds - 0.1%
Fidelity Series Emerging Markets Fund Class F	2,226	36,482
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $231,871)		233,026
Bond Funds - 59.6%

High Yield Bond Funds - 5.6%
Fidelity Capital & Income Fund Class F	197,704	1,702,235
Fidelity High Income Fund Class F	189,200	1,600,630
TOTAL HIGH YIELD BOND FUNDS		3,302,865
Inflation-Protected Bond Funds - 2.2%
Fidelity Series Inflation-Protected Bond Index Fund Class F	125,122	1,274,997
Investment Grade Bond Funds - 51.8%
Fidelity Series Investment Grade Bond Fund Class F	1,103,002	12,452,887
Fidelity Short Term Bond Fund Class F	1,349,274	11,198,974
Fidelity Strategic Real Return Fund Class F	469,089	3,987,259
Fidelity Total Bond Fund Class F	246,463	2,580,467
TOTAL INVESTMENT GRADE BOND FUNDS		30,219,587
TOTAL BOND FUNDS (Cost $34,851,838)		34,797,449
Short-Term Funds - 18.9%

Fidelity Institutional Money Market Portfolio Class F (Cost $11,007,450)	11,007,450	11,007,450
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $58,109,888)		$ 58,354,001
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $58,116,094. Net unrealized appreciation aggregated $237,907, of which $477,594 related to appreciated investment securities and $239,687 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom KSM 2005 Fund

December 31, 2009

1.907103.100

FF-K-05-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 36.7%
	Shares	Value
Commodity Funds - 0.7%
Fidelity Series Commodity Strategy Fund Class F	29,141	$ 322,298
Domestic Equity Funds - 36.0%
Fidelity Blue Chip Growth Fund Class F	20,060	761,462
Fidelity Disciplined Equity Fund Class F	135,777	2,849,968
Fidelity Equity Income Fund Class F	50,170	1,964,136
Fidelity Growth Company Fund Class F	34,820	2,399,414
Fidelity Series 100 Index Fund	241,275	1,913,314
Fidelity Series All-Sector Equity Fund Class F	201,676	2,383,806
Fidelity Series Large Cap Value Fund Class F	232,057	2,650,093
Fidelity Series Small Cap Opportunities Fund Class F	51,541	422,637
Fidelity Small Cap Growth Fund Class F (a)	20,214	251,456
Fidelity Small Cap Value Fund Class F	19,842	251,595
TOTAL DOMESTIC EQUITY FUNDS		15,847,881
TOTAL DOMESTIC EQUITY FUNDS (Cost $15,890,942)		16,170,179
International Equity Funds - 8.7%

Developed International Equity Funds - 7.9%
Fidelity Diversified International Fund Class F	46,686	1,305,821
Fidelity Europe Fund Class F	17,526	516,486
Fidelity Japan Fund Class F	17,296	175,213
Fidelity Overseas Fund Class F	40,834	1,261,370
Fidelity Series International Growth Fund Class F	9,318	90,854
Fidelity Series International Small Cap Fund Class F	1,824	18,186
Fidelity Series International Value Fund Class F	9,311	90,413
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		3,458,343

	Shares	Value
Emerging Markets Equity Funds - 0.8%
Fidelity Series Emerging Markets Fund Class F	18,771	$ 307,660
Fidelity Southeast Asia Fund Class F	2,201	55,975
TOTAL EMERGING MARKETS EQUITY FUNDS		363,635
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,794,638)		3,821,978
Bond Funds - 46.7%

High Yield Bond Funds - 5.6%
Fidelity Capital & Income Fund Class F	147,285	1,268,120
Fidelity High Income Fund Class F	138,834	1,174,533
TOTAL HIGH YIELD BOND FUNDS		2,442,653
Inflation-Protected Bond Funds - 1.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	77,377	788,475
Investment Grade Bond Funds - 39.3%
Fidelity Series Investment Grade Bond Fund Class F	799,324	9,024,369
Fidelity Short Term Bond Fund Class F	424,383	3,522,380
Fidelity Strategic Real Return Fund Class F	343,270	2,917,795
Fidelity Total Bond Fund Class F	176,916	1,852,306
TOTAL INVESTMENT GRADE BOND FUNDS		17,316,850
TOTAL BOND FUNDS (Cost $20,604,245)		20,547,978
Short-Term Funds - 7.9%

Fidelity Institutional Money Market Portfolio Class F (Cost $3,456,511)	3,456,511	3,456,511
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $43,746,336)		$ 43,996,646
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $43,756,915. Net unrealized appreciation aggregated $239,731, of which $405,837 related to appreciated investment securities and $166,106 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom KSM 2010 Fund

December 31, 2009

1.907105.100

FF-K-10-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 39.4%
	Shares	Value
Commodity Funds - 1.0%
Fidelity Series Commodity Strategy Fund Class F	330,781	$ 3,658,439
Domestic Equity Funds - 38.4%
Fidelity Blue Chip Growth Fund Class F	190,015	7,212,978
Fidelity Disciplined Equity Fund Class F	1,287,146	27,017,201
Fidelity Equity Income Fund Class F	470,334	18,413,559
Fidelity Growth Company Fund Class F	329,848	22,729,843
Fidelity Series 100 Index Fund	2,288,690	18,149,310
Fidelity Series All-Sector Equity Fund Class F	1,912,942	22,610,969
Fidelity Series Large Cap Value Fund Class F	2,203,624	25,165,388
Fidelity Series Small Cap Opportunities Fund Class F	488,247	4,003,629
Fidelity Small Cap Growth Fund Class F (a)	191,547	2,382,845
Fidelity Small Cap Value Fund Class F	187,412	2,376,385
TOTAL DOMESTIC EQUITY FUNDS		150,062,107
TOTAL DOMESTIC EQUITY FUNDS (Cost $151,537,657)		153,720,546
International Equity Funds - 10.5%

Developed International Equity Funds - 9.5%
Fidelity Diversified International Fund Class F	502,822	14,063,936
Fidelity Europe Fund Class F	195,378	5,757,791
Fidelity Japan Fund Class F	191,516	1,940,057
Fidelity Overseas Fund Class F	438,049	13,531,324
Fidelity Series International Growth Fund Class F	88,608	863,930
Fidelity Series International Small Cap Fund Class F	14,957	149,124
Fidelity Series International Value Fund Class F	88,473	859,077
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		37,165,239

	Shares	Value
Emerging Markets Equity Funds - 1.0%
Fidelity Series Emerging Markets Fund Class F	204,955	$ 3,359,220
Fidelity Southeast Asia Fund Class F	24,463	622,085
TOTAL EMERGING MARKETS EQUITY FUNDS		3,981,305
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $40,982,486)		41,146,544
Bond Funds - 45.2%

High Yield Bond Funds - 5.6%
Fidelity Capital & Income Fund Class F	1,296,364	11,161,693
Fidelity High Income Fund Class F	1,223,862	10,353,874
TOTAL HIGH YIELD BOND FUNDS		21,515,567
Inflation-Protected Bond Funds - 1.9%
Fidelity Series Inflation-Protected Bond Index Fund Class F	735,955	7,499,377
Investment Grade Bond Funds - 37.7%
Fidelity Series Investment Grade Bond Fund Class F	7,384,471	83,370,674
Fidelity Short Term Bond Fund Class F	2,321,340	19,267,118
Fidelity Strategic Real Return Fund Class F	3,190,278	27,117,360
Fidelity Total Bond Fund Class F	1,654,810	17,325,860
TOTAL INVESTMENT GRADE BOND FUNDS		147,081,012
TOTAL BOND FUNDS (Cost $176,721,244)		176,095,956
Short-Term Funds - 4.9%

Fidelity Institutional Money Market Portfolio Class F (Cost $19,080,111)	19,080,111	19,080,111
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $388,321,498)		$ 390,043,157
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $388,344,316. Net unrealized appreciation aggregated $1,698,841, of which $3,228,504 related to appreciated investment securities and $1,529,663 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom KSM 2015 Fund

December 31, 2009

1.907107.100

FF-K-15-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 40.9%
	Shares	Value
Commodity Funds - 1.1%
Fidelity Series Commodity Strategy Fund Class F	565,062	$ 6,249,582
Domestic Equity Funds - 39.8%
Fidelity Blue Chip Growth Fund Class F	292,264	11,094,352
Fidelity Disciplined Equity Fund Class F	1,981,423	41,590,074
Fidelity Equity Income Fund Class F	707,014	27,679,602
Fidelity Growth Company Fund Class F	507,562	34,976,096
Fidelity Series 100 Index Fund	3,534,976	28,032,357
Fidelity Series All-Sector Equity Fund Class F	2,961,660	35,006,822
Fidelity Series Large Cap Value Fund Class F	3,411,995	38,964,979
Fidelity Series Small Cap Opportunities Fund Class F	752,858	6,173,433
Fidelity Small Cap Growth Fund Class F (a)	294,563	3,664,369
Fidelity Small Cap Value Fund Class F	289,948	3,676,538
TOTAL DOMESTIC EQUITY FUNDS		230,858,622
TOTAL DOMESTIC EQUITY FUNDS (Cost $233,216,563)		237,108,204
International Equity Funds - 11.2%

Developed International Equity Funds - 10.0%
Fidelity Diversified International Fund Class F	790,651	22,114,517
Fidelity Europe Fund Class F	293,306	8,643,737
Fidelity Japan Fund Class F	289,554	2,933,179
Fidelity Overseas Fund Class F	692,597	21,394,312
Fidelity Series International Growth Fund Class F	144,762	1,411,433
Fidelity Series International Small Cap Fund Class F	30,385	302,935

	Shares	Value
Fidelity Series International Value Fund Class F	144,609	$ 1,404,150
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		58,204,263
Emerging Markets Equity Funds - 1.2%
Fidelity Series Emerging Markets Fund Class F	327,850	5,373,465
Fidelity Southeast Asia Fund Class F	37,401	951,103
TOTAL EMERGING MARKETS EQUITY FUNDS		6,324,568
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $64,362,684)		64,528,831
Bond Funds - 43.6%

High Yield Bond Funds - 5.8%
Fidelity Capital & Income Fund Class F	1,998,030	17,203,038
Fidelity High Income Fund Class F	1,883,528	15,934,645
TOTAL HIGH YIELD BOND FUNDS		33,137,683
Inflation-Protected Bond Funds - 1.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,047,859	10,677,687
Investment Grade Bond Funds - 36.0%
Fidelity Series Investment Grade Bond Fund Class F	10,673,538	120,504,238
Fidelity Short Term Bond Fund Class F	2,989,597	24,813,656
Fidelity Strategic Real Return Fund Class F	4,544,484	38,628,115
Fidelity Total Bond Fund Class F	2,359,341	24,702,297
TOTAL INVESTMENT GRADE BOND FUNDS		208,648,306
TOTAL BOND FUNDS (Cost $253,051,829)		252,463,676
Short-Term Funds - 4.3%

Fidelity Institutional Money Market Portfolio Class F (Cost $24,709,316)	24,709,316	24,709,316
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $575,340,392)		$ 578,810,027
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $575,373,691. Net unrealized appreciation aggregated $3,436,336, of which $5,636,380 related to appreciated investment securities and $2,200,044 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom KSM 2020 Fund

December 31, 2009

1.907109.100

FF-K-20-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 50.8%
	Shares	Value
Commodity Funds - 1.3%
Fidelity Series Commodity Strategy Fund Class F	1,110,615	$ 12,283,403
Domestic Equity Funds - 49.5%
Fidelity Blue Chip Growth Fund Class F	578,763	21,969,832
Fidelity Disciplined Equity Fund Class F	3,923,320	82,350,480
Fidelity Equity Income Fund Class F	1,480,229	57,950,946
Fidelity Growth Company Fund Class F	1,009,693	69,577,953
Fidelity Series 100 Index Fund	6,925,999	54,923,168
Fidelity Series All-Sector Equity Fund Class F	5,789,523	68,432,161
Fidelity Series Large Cap Value Fund Class F	6,680,575	76,292,164
Fidelity Series Small Cap Opportunities Fund Class F	1,493,710	12,248,423
Fidelity Small Cap Growth Fund Class F (a)	580,169	7,217,300
Fidelity Small Cap Value Fund Class F	570,024	7,227,903
TOTAL DOMESTIC EQUITY FUNDS		458,190,330
TOTAL DOMESTIC EQUITY FUNDS (Cost $464,042,408)		470,473,733
International Equity Funds - 13.4%

Developed International Equity Funds - 12.1%
Fidelity Diversified International Fund Class F	1,503,653	42,057,177
Fidelity Europe Fund Class F	574,894	16,942,137
Fidelity Japan Fund Class F	570,272	5,776,859
Fidelity Overseas Fund Class F	1,316,603	40,669,865
Fidelity Series International Growth Fund Class F	300,109	2,926,059
Fidelity Series International Small Cap Fund Class F	58,382	582,071

	Shares	Value
Fidelity Series International Value Fund Class F	299,823	$ 2,911,282
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		111,865,450
Emerging Markets Equity Funds - 1.3%
Fidelity Series Emerging Markets Fund Class F	636,006	10,424,137
Fidelity Southeast Asia Fund Class F	70,762	1,799,490
TOTAL EMERGING MARKETS EQUITY FUNDS		12,223,627
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $123,786,726)		124,089,077
Bond Funds - 34.7%

High Yield Bond Funds - 7.7%
Fidelity Capital & Income Fund Class F	4,298,394	37,009,169
Fidelity High Income Fund Class F	4,052,345	34,282,838
TOTAL HIGH YIELD BOND FUNDS		71,292,007
Inflation-Protected Bond Funds - 1.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,193,012	12,156,789
Investment Grade Bond Funds - 25.7%
Fidelity Series Investment Grade Bond Fund Class F	13,186,571	148,876,387
Fidelity Short Term Bond Fund Class F	1,234,846	10,249,225
Fidelity Strategic Real Return Fund Class F	5,626,095	47,821,803
Fidelity Total Bond Fund Class F	2,939,575	30,777,349
TOTAL INVESTMENT GRADE BOND FUNDS		237,724,764
TOTAL BOND FUNDS (Cost $321,478,809)		321,173,560
Short-Term Funds - 1.1%

Fidelity Institutional Money Market Portfolio Class F (Cost $10,244,782)	10,244,782	10,244,782
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $919,552,725)		$ 925,981,152
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $919,614,534. Net unrealized appreciation aggregated $6,366,618, of which $9,628,998 related to appreciated investment securities and $3,262,380 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom KSM 2025 Fund

December 31, 2009

1.907112.100

FF-K-25-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 56.3%
	Shares	Value
Commodity Funds - 1.5%
Fidelity Series Commodity Strategy Fund Class F	810,249	$ 8,961,352
Domestic Equity Funds - 54.8%
Fidelity Blue Chip Growth Fund Class F	411,562	15,622,901
Fidelity Disciplined Equity Fund Class F	2,805,698	58,891,609
Fidelity Equity Income Fund Class F	1,086,823	42,549,118
Fidelity Growth Company Fund Class F	724,171	49,902,657
Fidelity Series 100 Index Fund	4,952,875	39,276,295
Fidelity Series All-Sector Equity Fund Class F	4,121,041	48,710,704
Fidelity Series Large Cap Value Fund Class F	4,763,627	54,400,615
Fidelity Series Small Cap Opportunities Fund Class F	1,069,365	8,768,791
Fidelity Small Cap Growth Fund Class F (a)	411,860	5,123,539
Fidelity Small Cap Value Fund Class F	403,773	5,119,837
TOTAL DOMESTIC EQUITY FUNDS		328,366,066
TOTAL DOMESTIC EQUITY FUNDS (Cost $332,885,101)		337,327,418
International Equity Funds - 14.6%

Developed International Equity Funds - 13.2%
Fidelity Diversified International Fund Class F	1,063,468	29,745,200
Fidelity Europe Fund Class F	395,243	11,647,817
Fidelity Japan Fund Class F	391,662	3,967,532
Fidelity Overseas Fund Class F	934,494	28,866,531
Fidelity Series International Growth Fund Class F	211,639	2,063,477
Fidelity Series International Small Cap Fund Class F	41,025	409,015

	Shares	Value
Fidelity Series International Value Fund Class F	211,427	$ 2,052,959
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		78,752,531
Emerging Markets Equity Funds - 1.4%
Fidelity Series Emerging Markets Fund Class F	454,151	7,443,533
Fidelity Southeast Asia Fund Class F	49,321	1,254,224
TOTAL EMERGING MARKETS EQUITY FUNDS		8,697,757
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $87,306,097)		87,450,288
Bond Funds - 29.1%

High Yield Bond Funds - 7.9%
Fidelity Capital & Income Fund Class F	2,853,293	24,566,851
Fidelity High Income Fund Class F	2,681,747	22,687,576
TOTAL HIGH YIELD EQUITY FUNDS		47,254,427
Inflation-Protected Bond Funds - 0.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	442,846	4,512,603
Investment Grade Bond Funds - 20.4%
Fidelity Series Investment Grade Bond Fund Class F	7,111,805	80,292,279
Fidelity Short Term Bond Fund Class F	349	2,895
Fidelity Strategic Real Return Fund Class F	3,023,782	25,702,143
Fidelity Total Bond Fund Class F	1,573,444	16,473,960
TOTAL INVESTMENT GRADE BOND FUNDS		122,471,277
TOTAL BOND FUNDS (Cost $174,130,966)		174,238,307
Short-Term Funds - 0.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $2,900)	2,900	2,900
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $594,325,064)		$ 599,018,913
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $594,342,261. Net unrealized appreciation aggregated $4,676,652, of which $6,742,243 related to appreciated investment securities and $2,065,591 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom KSM 2030 Fund

December 31, 2009

1.907114.100

FF-K-30-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 62.8%
	Shares	Value
Commodity Funds - 1.6%
Fidelity Series Commodity Strategy Fund Class F	1,169,440	$ 12,934,010
Domestic Equity Funds - 61.2%
Fidelity Blue Chip Growth Fund Class F	623,280	23,659,726
Fidelity Disciplined Equity Fund Class F	4,204,978	88,262,499
Fidelity Equity Income Fund Class F	1,675,307	65,588,276
Fidelity Growth Company Fund Class F	1,089,433	75,072,836
Fidelity Series 100 Index Fund	7,354,397	58,320,370
Fidelity Series All-Sector Equity Fund Class F	6,121,527	72,356,445
Fidelity Series Large Cap Value Fund Class F	7,083,079	80,888,766
Fidelity Series Small Cap Opportunities Fund Class F	1,618,137	13,268,722
Fidelity Small Cap Growth Fund Class F (a)	621,032	7,725,644
Fidelity Small Cap Value Fund Class F	604,366	7,663,361
TOTAL DOMESTIC EQUITY FUNDS		492,806,645
TOTAL DOMESTIC EQUITY FUNDS (Cost $498,103,707)		505,740,655
International Equity Funds - 16.3%

Developed International Equity Funds - 14.7%
Fidelity Diversified International Fund Class F	1,578,690	44,155,972
Fidelity Europe Fund Class F	602,060	17,742,700
Fidelity Japan Fund Class F	592,824	6,005,302
Fidelity Overseas Fund Class F	1,384,728	42,774,239
Fidelity Series International Growth Fund Class F	346,929	3,382,557

	Shares	Value
Fidelity Series International Small Cap Fund Class F	70,654	$ 704,418
Fidelity Series International Value Fund Class F	346,598	3,365,469
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		118,130,657
Emerging Markets Equity Funds - 1.6%
Fidelity Series Emerging Markets Fund Class F	670,250	10,985,390
Fidelity Southeast Asia Fund Class F	76,826	1,953,692
TOTAL EMERGING MARKETS EQUITY FUNDS		12,939,082
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $130,864,835)		131,069,739
Bond Funds - 20.9%

High Yield Bond Funds - 7.9%
Fidelity Capital & Income Fund Class F	3,869,309	33,314,751
Fidelity High Income Fund Class F	3,643,093	30,820,565
TOTAL HIGH YIELD BOND FUNDS		64,135,316
Inflation-Protected Bond Funds - 0.1%
Fidelity Series Inflation-Protected Bond Index Fund Class F	69,480	707,998
Investment Grade Bond Funds - 12.9%
Fidelity Series Investment Grade Bond Fund Class F	6,027,582	68,051,403
Fidelity Strategic Real Return Fund Class F	2,528,827	21,495,028
Fidelity Total Bond Fund Class F	1,333,147	13,958,054
TOTAL INVESTMENT GRADE BOND FUNDS		103,504,485
TOTAL BOND FUNDS (Cost $167,671,370)		168,347,799
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $796,639,912)		$ 805,158,193
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $796,681,117. Net unrealized appreciation aggregated $8,477,076, of which $11,056,610 related to appreciated investment securities and $2,579,534 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom KSM 2035 Fund

December 31, 2009

1.907116.100

FF-K-35-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 66.2%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund Class F	627,086	$ 6,935,575
Domestic Equity Funds - 64.4%
Fidelity Blue Chip Growth Fund Class F	323,363	12,274,867
Fidelity Disciplined Equity Fund Class F	2,189,254	45,952,435
Fidelity Equity Income Fund Class F	861,117	33,712,716
Fidelity Growth Company Fund Class F	566,006	39,003,439
Fidelity Series 100 Index Fund	3,863,540	30,637,871
Fidelity Series All-Sector Equity Fund Class F	3,211,963	37,965,406
Fidelity Series Large Cap Value Fund Class F	3,710,694	42,376,120
Fidelity Series Small Cap Opportunities Fund Class F	836,451	6,858,899
Fidelity Small Cap Growth Fund Class F (a)	321,394	3,998,146
Fidelity Small Cap Value Fund Class F	317,299	4,023,347
TOTAL DOMESTIC EQUITY FUNDS		256,803,246
TOTAL DOMESTIC EQUITY FUNDS (Cost $260,058,941)		263,738,821
International Equity Funds - 17.0%

Developed International Equity Funds - 15.3%
Fidelity Diversified International Fund Class F	821,471	22,976,537
Fidelity Europe Fund Class F	303,702	8,950,112
Fidelity Japan Fund Class F	301,860	3,057,841
Fidelity Overseas Fund Class F	722,853	22,328,916

	Shares	Value
Fidelity Series International Growth Fund Class F	176,426	$ 1,720,156
Fidelity Series International Small Cap Fund Class F	33,626	335,247
Fidelity Series International Value Fund Class F	176,248	1,711,368
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		61,080,177
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund Class F	353,640	5,796,159
Fidelity Southeast Asia Fund Class F	38,547	980,247
TOTAL EMERGING MARKETS EQUITY FUNDS		6,776,406
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $67,719,369)		67,856,583
Bond Funds - 16.8%

High Yield Bond Funds - 7.7%
Fidelity Capital & Income Fund Class F	1,876,719	16,158,548
Fidelity High Income Fund Class F	1,764,780	14,930,043
TOTAL HIGH YIELD BOND FUNDS		31,088,591
Investment Grade Bond Funds - 9.1%
Fidelity Series Investment Grade Bond Fund Class F	2,111,485	23,838,664
Fidelity Strategic Real Return Fund Class F	873,402	7,423,917
Fidelity Total Bond Fund Class F	467,438	4,894,073
TOTAL INVESTMENT GRADE BOND FUNDS		36,156,654
TOTAL BOND FUNDS (Cost $66,836,359)		67,245,245
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $394,614,669)		$ 398,840,649
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $394,633,906. Net unrealized appreciation aggregated $4,206,743, of which $5,381,513 related to appreciated investment securities and $1,174,770 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom KSM 2040 Fund

December 31, 2009

1.907118.100

FF-K-40-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 67.0%
	Shares	Value
Commodity Funds - 1.8%
Fidelity Series Commodity Strategy Fund Class F	690,929	$ 7,641,677
Domestic Equity Funds - 65.2%
Fidelity Blue Chip Growth Fund Class F	360,487	13,684,089
Fidelity Disciplined Equity Fund Class F	2,426,734	50,937,139
Fidelity Equity Income Fund Class F	937,818	36,715,585
Fidelity Growth Company Fund Class F	626,455	43,168,985
Fidelity Series 100 Index Fund	4,283,040	33,964,511
Fidelity Series All-Sector Equity Fund Class F	3,565,730	42,146,933
Fidelity Series Large Cap Value Fund Class F	4,120,489	47,055,983
Fidelity Series Small Cap Opportunities Fund Class F	931,471	7,638,066
Fidelity Small Cap Growth Fund Class F (a)	357,893	4,452,190
Fidelity Small Cap Value Fund Class F	353,285	4,479,658
TOTAL DOMESTIC EQUITY FUNDS		284,243,139
TOTAL DOMESTIC EQUITY FUNDS (Cost $288,005,766)		291,884,816
International Equity Funds - 17.3%

Developed International Equity Funds - 15.6%
Fidelity Diversified International Fund Class F	912,099	25,511,420
Fidelity Europe Fund Class F	344,186	10,143,163
Fidelity Japan Fund Class F	342,054	3,465,004
Fidelity Overseas Fund Class F	801,137	24,747,127

	Shares	Value
Fidelity Series International Growth Fund Class F	189,427	$ 1,846,912
Fidelity Series International Small Cap Fund Class F	34,832	347,271
Fidelity Series International Value Fund Class F	189,239	1,837,508
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		67,898,405
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund Class F	392,890	6,439,474
Fidelity Southeast Asia Fund Class F	42,652	1,084,647
TOTAL EMERGING MARKETS EQUITY FUNDS		7,524,121
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $75,274,064)		75,422,526
Bond Funds - 15.7%

High Yield Bond Funds - 9.7%
Fidelity Capital & Income Fund Class F	2,550,103	21,956,387
Fidelity High Income Fund Class F	2,402,168	20,322,344
TOTAL HIGH YIELD BOND FUNDS		42,278,731
Investment Grade Bond Funds - 6.0%
Fidelity Series Investment Grade Bond Fund Class F	1,521,623	17,179,128
Fidelity Strategic Real Return Fund Class F	634,353	5,391,998
Fidelity Total Bond Fund Class F	340,620	3,566,296
TOTAL INVESTMENT GRADE BOND FUNDS		26,137,422
TOTAL BOND FUNDS (Cost $67,756,786)		68,416,153
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $431,036,616)		$ 435,723,495
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $431,055,322. Net unrealized appreciation aggregated $4,668,173, of which $5,823,429 related to appreciated investment securities and $1,155,256 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom KSM 2045 Fund

December 31, 2009

1.907120.100

FF-K-45-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 67.7%
	Shares	Value
Commodity Funds - 1.9%
Fidelity Series Commodity Strategy Fund Class F	160,263	$ 1,772,507
Domestic Equity Funds - 65.8%
Fidelity Blue Chip Growth Fund Class F	76,607	2,908,000
Fidelity Disciplined Equity Fund Class F	516,562	10,842,641
Fidelity Equity Income Fund Class F	204,690	8,013,619
Fidelity Growth Company Fund Class F	133,047	9,168,243
Fidelity Series 100 Index Fund	917,017	7,271,942
Fidelity Series All-Sector Equity Fund Class F	753,372	8,904,855
Fidelity Series Large Cap Value Fund Class F	879,500	10,043,885
Fidelity Series Small Cap Opportunities Fund Class F	197,751	1,621,560
Fidelity Small Cap Growth Fund Class F (a)	76,190	947,800
Fidelity Small Cap Value Fund Class F	74,805	948,525
TOTAL DOMESTIC EQUITY FUNDS		60,671,070
TOTAL DOMESTIC EQUITY FUNDS (Cost $61,399,969)		62,443,577
International Equity Funds - 17.6%

Developed International Equity Funds - 15.9%
Fidelity Diversified International Fund Class F	197,541	5,525,232
Fidelity Europe Fund Class F	70,531	2,078,557
Fidelity Japan Fund Class F	69,836	707,439
Fidelity Overseas Fund Class F	172,833	5,338,822

	Shares	Value
Fidelity Series International Growth Fund Class F	45,324	$ 441,906
Fidelity Series International Small Cap Fund Class F	8,106	80,816
Fidelity Series International Value Fund Class F	45,275	439,623
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		14,612,395
Emerging Markets Equity Funds - 1.7%
Fidelity Series Emerging Markets Fund Class F	84,715	1,388,486
Fidelity Southeast Asia Fund Class F	9,057	230,314
TOTAL EMERGING MARKETS EQUITY FUNDS		1,618,800
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,146,617)		16,231,195
Bond Funds - 14.7%

High Yield Bond Funds - 10.4%
Fidelity Capital & Income Fund Class F	583,510	5,024,025
Fidelity High Income Fund Class F	546,203	4,620,880
TOTAL HIGH YIELD BOND FUNDS		9,644,905
Investment Grade Bond Funds - 4.3%
Fidelity Series Investment Grade Bond Fund Class F	232,066	2,620,027
Fidelity Strategic Real Return Fund Class F	99,811	848,395
Fidelity Total Bond Fund Class F	49,318	516,354
TOTAL INVESTMENT GRADE BOND FUNDS		3,984,776
TOTAL BOND FUNDS (Cost $13,438,931)		13,629,681
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $90,985,517)		$ 92,304,453
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $90,992,805. Net unrealized appreciation aggregated $1,311,648, of which $1,516,578 related to appreciated investment securities and $204,930 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom KSM 2050 Fund

December 31, 2009

1.907122.100

FF-K-50-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 68.6%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F	99,983	$ 1,105,815
Domestic Equity Funds - 66.6%
Fidelity Blue Chip Growth Fund Class F	47,911	1,818,695
Fidelity Disciplined Equity Fund Class F	321,700	6,752,491
Fidelity Equity Income Fund Class F	119,665	4,684,867
Fidelity Growth Company Fund Class F	82,700	5,698,857
Fidelity Series 100 Index Fund	573,277	4,546,090
Fidelity Series All-Sector Equity Fund Class F	478,163	5,651,892
Fidelity Series Large Cap Value Fund Class F	550,744	6,289,502
Fidelity Series Small Cap Opportunities Fund Class F	123,446	1,012,259
Fidelity Small Cap Growth Fund Class F (a)	47,898	595,857
Fidelity Small Cap Value Fund Class F	46,973	595,612
TOTAL DOMESTIC EQUITY FUNDS		37,646,122
TOTAL DOMESTIC EQUITY FUNDS (Cost $38,068,593)		38,751,937
International Equity Funds - 20.5%

Developed International Equity Funds - 18.5%
Fidelity Diversified International Fund Class F	141,809	3,966,402
Fidelity Europe Fund Class F	51,704	1,523,708
Fidelity Japan Fund Class F	51,366	520,341
Fidelity Overseas Fund Class F	124,517	3,846,325

	Shares	Value
Fidelity Series International Growth Fund Class F	29,353	$ 286,189
Fidelity Series International Small Cap Fund Class F	3,534	35,230
Fidelity Series International Value Fund Class F	29,318	284,674
TOTAL DEVELOPED INTERNATIONAL EQUITY FUNDS		10,462,869
Emerging Markets Equity Funds - 2.0%
Fidelity Series Emerging Markets Fund Class F	59,322	972,284
Fidelity Southeast Asia Fund Class F	6,515	165,682
TOTAL EMERGING MARKETS EQUITY FUNDS		1,137,966
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $11,558,173)		11,600,835
Bond Funds - 10.9%

High Yield Bond Funds - 10.5%
Fidelity Capital & Income Fund Class F	358,826	3,089,491
Fidelity High Income Fund Class F	335,903	2,841,740
TOTAL HIGH YIELD BOND FUNDS		5,931,231
Investment Grade Bond Funds - 0.4%
Fidelity Series Investment Grade Bond Fund Class F	13,969	157,706
Fidelity Strategic Real Return Fund Class F	4,969	42,237
Fidelity Total Bond Fund Class F	2,925	30,623
TOTAL INVESTMENT GRADE BOND FUNDS		230,566
TOTAL BOND FUNDS (Cost $6,011,931)		6,161,797
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $55,638,697)		$ 56,514,569
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $55,650,934. Net unrealized appreciation aggregated $863,635, of which $1,017,439 related to appreciated investment securities and $153,804 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2000 - Class K

December 31, 2009

1.906831.100

FRX-K-X00-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 20.5%
	Shares	Value
Commodity Funds - 2.4%
Fidelity Series Commodity Strategy Fund Class F	448	$ 4,955
Domestic Equity Funds - 18.1%
Fidelity Spartan Total Market Index Fund Class F	1,181	37,277
TOTAL DOMESTIC EQUITY FUNDS (Cost $39,071)		42,232
Bond Funds - 39.7%

High Yield Bond Funds - 28.4%
Fidelity Series Global ex U.S. Index Fund	267	2,755
Fidelity U.S. Bond Index Fund Class F	5,024	55,515
TOTAL HIGH YIELD BOND FUNDS		58,270

	Shares	Value
Inflation-Protected Bond Funds - 11.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,286	$ 23,296
TOTAL BOND FUNDS (Cost $81,745)		81,566
Short-Term Funds - 39.8%

Fidelity Institutional Money Market Portfolio Class F (Cost $81,812)	81,812	81,812
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $202,628)		$ 205,610
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $202,628. Net unrealized appreciation aggregated $2,982, of which $3,573 related to appreciated investment securities and $591 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2005 - Class K

December 31, 2009

1.906833.100

FRX-K-X05-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 36.3%
	Shares	Value
Commodity Funds - 4.9%
Fidelity Series Commodity Strategy Fund Class F	930	$ 10,280
Domestic Equity Funds - 31.4%
Fidelity Spartan Total Market Index Fund Class F	2,081	65,696
TOTAL DOMESTIC EQUITY FUNDS (Cost $70,237)		75,976
Bond Funds - 45.7%

High Yield Bond Funds - 35.4%
Fidelity Series Global ex U.S. Index Fund	1,691	17,447
Fidelity U.S. Bond Index Fund Class F	5,113	56,500
TOTAL HIGH YIELD BOND FUNDS		73,947

	Shares	Value
Inflation-Protected Bond Funds - 10.3%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,108	$ 21,480
TOTAL BOND FUNDS (Cost $94,540)		95,427
Short-Term Funds - 18.0%

Fidelity Institutional Money Market Portfolio Class F (Cost $37,548)	37,548	37,548
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $202,325)		$ 208,951
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $202,325. Net unrealized appreciation aggregated $6,626, of which $7,234 related to appreciated investment securities and $608 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2010 - Class K

December 31, 2009

1.906835.100

FRX-K-X10-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 39.2%
	Shares	Value
Commodity Funds - 5.5%
Fidelity Series Commodity Strategy Fund Class F	1,055	$ 11,671
Domestic Equity Funds - 33.7%
Fidelity Spartan Total Market Index Fund Class F	2,271	71,705
TOTAL DOMESTIC EQUITY FUNDS (Cost $77,082)		83,376
Bond Funds - 50.6%

High Yield Bond Funds - 40.1%
Fidelity Series Global ex U.S. Index Fund	2,200	22,702
Fidelity U.S. Bond Index Fund Class F	5,666	62,612
TOTAL HIGH YIELD BOND FUNDS		85,314

	Shares	Value
Inflation-Protected Bond Funds - 10.5%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,205	$ 22,468
TOTAL BOND FUNDS (Cost $106,593)		107,782
Short-Term Funds - 10.2%

Fidelity Institutional Money Market Portfolio Class F (Cost $21,808)	21,808	21,808
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $205,483)		$ 212,966
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $205,483. Net unrealized appreciation aggregated $7,483, of which $8,149 related to appreciated investment securities and $666 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2015 Fund - Class K

December 31, 2009

1.906837.100

FRX-K-X15-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 40.7%
	Shares	Value
Commodity Funds - 5.7%
Fidelity Series Commodity Strategy Fund Class F	1,096	$ 12,126
Domestic Equity Funds - 35.0%
Fidelity Spartan Total Market Index Fund Class F	2,359	74,460
TOTAL DOMESTIC EQUITY FUNDS (Cost $80,032)		86,586
International Equity Funds - 11.1%

Developed International Equity Funds - 11.1%
Fidelity Series Global ex U.S. Index Fund (Cost $22,065)	2,294	23,678
Bond Funds - 39.4%
	Shares	Value
Inflation-Protected Bond Funds - 9.6%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,990	$ 20,274
Investment Grade Bond Funds - 29.8%
Fidelity U.S. Bond Index Fund Class F	5,735	63,375
TOTAL BOND FUNDS (Cost $84,045)		83,649
Short-Term Funds - 8.8%

Fidelity Institutional Money Market Portfolio Class F (Cost $18,827)	18,827	18,827
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $204,969)		$ 212,740
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $204,996. Net unrealized appreciation aggregated $7,744, of which $8,449 related to appreciated investment securities and $705 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2020 Fund - Class K

December 31, 2009

1.906839.100

FRX-K-X20-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 49.6%
	Shares	Value
Commodity Funds - 7.0%
Fidelity Series Commodity Strategy Fund Class F	1,401	$ 15,493
Domestic Equity Funds - 42.6%
Fidelity Spartan Total Market Index Fund Class F	3,011	95,056
TOTAL DOMESTIC EQUITY FUNDS (Cost $102,478)		110,549
International Equity Funds - 13.6%

Developed International Equity Funds - 13.6%
Fidelity Series Global ex U.S. Index Fund (Cost $28,253)	2,929	30,229
Bond Funds - 34.4%
	Shares	Value
Inflation-Protected Bond Funds - 6.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	1,499	$ 15,270
Investment Grade Bond Funds - 27.6%
Fidelity U.S. Bond Index Fund Class F	5,578	61,639
TOTAL BOND FUNDS (Cost $77,345)		76,909
Short-Term Funds - 2.4%

Fidelity Institutional Money Market Portfolio Class F (Cost $5,239)	5,239	5,239
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $213,315)		$ 222,926
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $213,315. Net unrealized appreciation aggregated $9,611, of which $10,246 related to appreciated investment securities and $635 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2025 - Class K

December 31, 2009

1.906841.100

FRX-K-X25-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 55.0%
	Shares	Value
Commodity Funds - 7.7%
Fidelity Series Commodity Strategy Fund Class F	1,495	$ 16,539
Domestic Equity Funds - 47.3%
Fidelity Spartan Total Market Index Fund Class F	3,217	101,556
TOTAL DOMESTIC EQUITY FUNDS (Cost $109,177)		118,095
International Equity Funds - 15.1%

Developed International Equity Funds - 15.1%
Fidelity Series Global ex U.S. Index Fund (Cost $30,126)	3,130	32,305
Bond Funds - 29.9%
	Shares	Value
Inflation-Protected Bond Funds - 3.8%
Fidelity Series Inflation-Protected Bond Index Fund Class F	814	$ 8,291
Investment Grade Bond Funds - 26.1%
Fidelity U.S. Bond Index Fund Class F	5,077	56,105
TOTAL BOND FUNDS (Cost $64,887)		64,396
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $204,190)		$ 214,796
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $204,190. Net unrealized appreciation aggregated $10,606, of which $11,207 related to appreciated investment securities and $601 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2030 - Class K

December 31, 2009

1.906844.100

FRX-K-X30-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 60.5%
	Shares	Value
Commodity Funds - 8.5%
Fidelity Series Commodity Strategy Fund Class F	1,706	$ 18,868
Domestic Equity Funds - 52.0%
Fidelity Spartan Total Market Index Fund Class F	3,669	115,834
TOTAL DOMESTIC EQUITY FUNDS (Cost $124,814)		134,702
International Equity Funds - 16.5%

Developed International Equity Funds - 16.5%
Fidelity Series Global ex U.S. Index Fund (Cost $34,408)	3,568	36,822
Bond Funds - 23.0%
	Shares	Value
Inflation-Protected Bond Funds - 0.4%
Fidelity Series Inflation-Protected Bond Index Fund Class F	98	$ 1,002
Investment Grade Bond Funds - 22.6%
Fidelity U.S. Bond Index Fund Class F	4,546	50,232
TOTAL BOND FUNDS (Cost $51,743)		51,234
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $210,965)		$ 222,758
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $210,998. Net unrealized appreciation aggregated $11,760, of which $12,314 related to appreciated investment securities and $554 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2035 Fund - Class K

December 31, 2009

1.906847.100

FRX-K-35-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 64.8%
	Shares	Value
Commodity Funds - 9.1%
Fidelity Series Commodity Strategy Fund Class F	1,774	$ 19,623
Domestic Equity Funds - 55.7%
Fidelity Spartan Total Market Index Fund Class F	3,814	120,394
TOTAL DOMESTIC EQUITY FUNDS (Cost $129,460)		140,017
International Equity Fund - 17.7%

Developed International Equity Fund - 17.7%
Fidelity Series Global ex U.S. Index Fund (Cost $35,722)	3,711	38,295
Bond Funds - 17.5%

Investment Grade Bond Funds - 17.5%
Fidelity U.S. Bond Index Fund Class F (Cost $38,201)	3,421	37,798
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $203,383)		$ 216,110
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $203,396. Net unrealized appreciation aggregated $12,714, of which $13,132 related to appreciated investment securities and $418 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2040 - Class K

December 31, 2009

1.906849.100

FRX-K-X40-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 65.9%
	Shares	Value
Commodity Funds - 9.2%
Fidelity Series Commodity Strategy Fund Class F	1,944	$ 21,499
Domestic Equity Funds - 56.7%
Fidelity Spartan Total Market Index Fund Class F	4,179	131,929
TOTAL DOMESTIC EQUITY FUNDS (Cost $142,647)		153,428
Bond Funds - 34.1%
	Shares	Value
High Yield Bond Funds - 34.1%
Fidelity Series Global ex U.S. Index Fund	4,065	$ 41,952
Fidelity U.S. Bond Index Fund Class F	3,375	37,298
TOTAL BOND FUNDS (Cost $76,999)		79,250
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $219,646)		$ 232,678
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $219,646. Net unrealized appreciation aggregated $13,032, of which $13,403 related to appreciated investment securities and $371 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2045 Fund - Class K

December 31, 2009

1.906851.100

FRX-K-X45-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 66.8%
	Shares	Value
Commodity Funds - 9.4%
Fidelity Series Commodity Strategy Fund Class F	1,844	$ 20,390
Domestic Equity Funds - 57.4%
Fidelity Spartan Total Market Index Fund Class F	3,966	125,195
TOTAL DOMESTIC EQUITY FUNDS (Cost $134,682)		145,585
International Equity Funds - 18.2%
	Shares	Value
Developed International Equity Funds - 18.2%
Fidelity Series Global ex U.S. Index Fund (Cost $37,167)	3,859	$ 39,820
Bond Funds - 15.0%

Investment Grade Bond Funds - 15.0%
Fidelity U.S. Bond Index Fund Class F (Cost $33,014)	2,956	32,667
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $204,863)		$ 218,072
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $204,863. Net unrealized appreciation aggregated $13,209, of which $13,556 related to appreciated investment securities and $347 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM 2050 Fund - Class K

December 31, 2009

1.906854.100

FRX-K-X50-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 68.6%
	Shares	Value
Commodity Funds - 9.8%
Fidelity Series Commodity Strategy Fund Class F	1,937	$ 21,420
Domestic Equity Funds - 58.8%
Fidelity Spartan Total Market Index Fund Class F	4,050	127,844
TOTAL DOMESTIC EQUITY FUNDS (Cost $138,041)		149,264
International Equity Funds - 20.9%
	Shares	Value
Developed International Equity Funds - 20.9%
Fidelity Series Global ex U.S. Index Fund (Cost $42,274)	4,396	$ 45,362
Bond Funds - 10.5%

Investment Grade Bond Funds - 10.5%
Fidelity U.S. Bond Index Fund Class F (Cost $23,077)	2,066	22,833
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $203,392)		$ 217,459
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $203,391. Net unrealized appreciation aggregated $14,068, of which $14,312 related to appreciated investment securities and $244 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Freedom IndexSM Income - Class K

December 31, 2009

1.906829.100

FRX-K-INC-QTLY-0210

Investments December 31, 2009 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Domestic Equity Funds - 18.8%
	Shares	Value
Commodity Funds - 2.0%
Fidelity Series Commodity Strategy Fund Class F	375	$ 4,149
Domestic Equity Funds - 16.8%
Fidelity Spartan Total Market Index Fund Class F	1,105	34,874
TOTAL DOMESTIC EQUITY FUNDS (Cost $36,118)		39,023
International Equity Funds - 1.2%

Developed International Equity Funds - 1.2%
Fidelity Series Global ex U.S. Index Fund (Cost $2,404)	239	2,469
Bond Funds - 40.0%

Inflation-Protected Bond Funds - 12.0%
Fidelity Series Inflation-Protected Bond Index Fund Class F	2,443	24,896
Investment Grade Bond Funds - 28.0%
Fidelity U.S. Bond Index Fund Class F	5,257	58,090
TOTAL BOND FUNDS (Cost $83,243)		82,986
Short-Term Funds - 40.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class F (Cost $82,985)	82,985	$ 82,985
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $204,750)		$ 207,463
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2009, the cost of investment securities for income tax purposes was $204,750. Net unrealized appreciation aggregated $2,713, of which $3,324 related to appreciated investment securities and $611 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the affiliated Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value and are categorized as level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 1, 2010